AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 52.8%
Indonesia – 0.4%
Indonesia Treasury Bond Series FR78 8.25%, 05/15/2029	IDR	223,106,000	$16,679,466

Mexico – 0.7%
Mexican Bonos Series M 20 8.50%, 05/31/2029	MXN	645,000	34,543,221

Russia – 0.8%
Russian Federal Bond - OFZ
Series 6217 7.50%, 08/18/2021	RUB	670,156	9,315,548
Series 6227 7.40%, 07/17/2024		1,925,000	28,318,923

			37,634,471

United States – 50.9%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	82,057	83,147,124
4.50%, 02/15/2036		17,631	27,487,831
5.50%, 08/15/2028(a) (b)		161,400	225,909,562
6.00%, 02/15/2026		30,903	40,598,422
6.125%, 11/15/2027(c)		469,196	662,886,539
6.125%, 08/15/2029		47,418	71,141,818
6.25%, 05/15/2030(c)		122,903	190,364,450
6.375%, 08/15/2027		45,300	64,170,848
6.50%, 11/15/2026		39,144	54,189,975
6.625%, 02/15/2027		106,822	150,084,488
6.875%, 08/15/2025		18,100	24,106,938
7.50%, 11/15/2024		20,000	26,225,000
U.S. Treasury Notes 0.625%, 05/15/2030		111,865	112,808,861
1.50%, 08/15/2026(a)		69,083	73,951,086
1.625%, 08/15/2022(a) (c)		100,287	103,358,495
1.625%, 10/31/2023(a)		31,005	32,501,960
1.625%, 08/15/2029		14,595	16,054,280
1.75%, 11/15/2029(c)		78,385	87,289,046
2.125%, 07/31/2024(a)		125,561	135,351,158
2.25%, 11/15/2025(a) (d)		16,500	18,232,500
2.625%, 02/15/2029		9,944	11,733,920
2.875%, 09/30/2023		65,000	70,626,562
3.125%, 11/15/2028		39,000	47,445,938

			2,329,666,801

Total Governments - Treasuries (cost $2,235,891,274)			2,418,523,959

MORTGAGE PASS-THROUGHS – 25.1%
Agency Fixed Rate 30-Year – 25.1%
Federal Home Loan Mortgage Corp. Series 2020 4.50%, 02/01/2050		6,824	7,613,786

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association
Series 1998 8.00%, 06/01/2028	U.S.$	5	$5,565
Series 1999 7.50%, 11/01/2029		10	11,983
Series 2020 4.50%, 02/01/2050		12,761	14,082,713
Government National Mortgage Association Series 2020 3.00%, 08/01/2050, TBA		77,688	82,149,070
Uniform Mortgage-Backed Security
Series 2018 4.00%, 08/01/2050, TBA		92,255	98,006,556
Series 2020 3.00%, 08/01/2050, TBA		315,523	333,838,659
3.50%, 08/01/2050, TBA		13,429	14,160,023
4.50%, 08/01/2050, TBA		271,125	291,459,748
5.00%, 08/01/2050, TBA		282,809	309,322,690

Total Mortgage Pass-Throughs (cost $1,147,311,447)			1,150,650,793

CORPORATES - INVESTMENT GRADE – 14.2%
Financial Institutions – 7.1%
Banking – 4.3%
AIB Group PLC 4.263%, 04/10/2025(e)		4,005	4,325,240
4.75%, 10/12/2023(e)		1,734	1,892,470
Ally Financial, Inc. 5.80%, 05/01/2025		1,497	1,743,032
8.00%, 11/01/2031		75	103,697
American Express Co. Series C 3.598% (LIBOR 3 Month + 3.285%), 09/15/2020(f) (g)		711	641,514
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(e)		200	225,946
4.50%, 03/19/2024(e)		2,577	2,834,751
Banco de Credito del Peru 3.125%, 07/01/2030(e)		3,765	3,734,880
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(e)		3,998	4,431,983
Banco Santander SA 2.746%, 05/28/2025		3,400	3,591,352
Bank of America Corp.
Series DD 6.30%, 03/10/2026(f)		2,526	2,885,955
Series X 6.25%, 09/05/2024(f)		6,520	7,031,885
Series Z 6.50%, 10/23/2024(f)		2,072	2,306,157

	Principal Amount (000)		U.S. $ Value

Bank of New York Mellon Corp. (The)
Series E 3.726% (LIBOR 3 Month + 3.42%), 09/20/2020(f) (g)	U.S.$	844	$831,475
Series G 4.70%, 09/20/2025(f)		1,134	1,223,280
Barclays Bank PLC 6.86%, 06/15/2032(e) (f)		656	807,188
Barclays PLC 7.125%, 06/15/2025(f)	GBP	333	443,525
7.25%, 03/15/2023(e) (f)		1,350	1,785,670
7.875%, 03/15/2022(e) (f)	U.S.$	205	210,297
8.00%, 12/15/2020(f)	EUR	614	730,350
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(e)	U.S.$	5,343	5,222,782
BNP Paribas SA 6.75%, 03/14/2022(e) (f)		1,296	1,327,364
7.625%, 03/30/2021(e) (f)		4,218	4,306,324
CIT Group, Inc. 3.929%, 06/19/2024		1,568	1,571,967
Citigroup, Inc. 5.95%, 01/30/2023(f)		2,055	2,131,035
Series Q 5.95%, 11/15/2020(f)		927	911,751
Series T 6.25%, 08/15/2026(f)		1,388	1,561,486
Series U 5.00%, 09/12/2024(f)		2,540	2,543,023
Series V 4.70%, 01/30/2025(f)		3,590	3,447,836
Comerica, Inc. 5.625%, 07/01/2025(f)		10,316	11,002,014
Commonwealth Bank of Australia 4.50%, 12/09/2025(e)		6,462	7,345,743
Cooperatieve Rabobank UA 4.625%, 12/01/2023		2,250	2,495,205
Credit Agricole SA 6.50%, 06/23/2021(e) (f)	EUR	3,780	4,530,575
8.125%, 12/23/2025(e) (f)	U.S.$	2,233	2,608,144
Danske Bank A/S 3.244%, 12/20/2025(e)		200	213,302
5.00%, 01/12/2022(e)		478	503,635
5.375%, 01/12/2024(e)		1,459	1,646,569
5.875%, 04/06/2022(e) (f)	EUR	3,302	3,938,213
Discover Bank 3.45%, 07/27/2026	U.S.$	500	546,850
4.682%, 08/09/2028		8,350	8,574,448
Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)		1,353	1,377,787
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(f)		760	801,747

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC
4.75%, 07/04/2029(e) (f)	EUR	5,143	$5,800,727
6.00%, 09/29/2023(e) (f)		3,111	3,766,261
ING Groep NV 6.50%, 04/16/2025(f)	U.S.$	6,341	6,598,825
6.875%, 04/16/2022(e) (f)		515	538,716
Intesa Sanpaolo SpA 6.50%, 02/24/2021(e)		3,000	3,079,560
JPMorgan Chase & Co.
Series S 6.75%, 02/01/2024(f)		2,998	3,325,411
Series V 3.616% (LIBOR 3 Month + 3.32%), 10/01/2020(f) (g)		37	34,666
Series Z 4.051% (LIBOR 3 Month + 3.80%), 11/01/2020(f) (g)		119	116,194
Lloyds Banking Group PLC 4.50%, 11/04/2024		4,360	4,808,775
Morgan Stanley Series J 4.085% (LIBOR 3 Month + 3.81%), 10/15/2020(f) (g)		847	822,335
Nationwide Building Society 3.622%, 04/26/2023(e)		1,150	1,199,335
Natwest Group PLC 8.625%, 08/15/2021(f)		3,800	3,981,602
Nordea Bank Abp 6.625%, 03/26/2026(e) (f)		8,725	9,475,786
Santander Holdings USA, Inc. 4.40%, 07/13/2027		463	515,240
Societe Generale SA 4.75%, 11/24/2025(e)		8,825	9,745,271
Standard Chartered PLC 1.778% (LIBOR 3 Month + 1.51%), 01/30/2027(e) (f) (g)		7,800	6,336,096
7.50%, 04/02/2022(e) (f)		1,278	1,325,567
7.75%, 04/02/2023(e) (f)		265	279,941
Swedbank AB 6.00%, 03/17/2022(e) (f)		200	204,460
Series NC5 5.625%, 09/17/2024(e) (f)		2,000	2,062,220
Truist Financial Corp.
Series P 4.95%, 09/01/2025(f)		10,721	11,429,765
Series Q 5.10%, 03/01/2030(f)		2,924	3,163,476
UBS Group AG 7.00%, 01/31/2024-02/19/2025(e) (f)		3,569	3,813,889
UniCredit SpA 4.875%, 02/20/2029(e)	EUR	2,970	3,705,206

			196,517,771

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)	U.S.$	6,567	$7,205,444

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		373	354,615
3.30%, 01/23/2023		150	148,392
3.65%, 07/21/2027		1,600	1,453,904
3.875%, 01/23/2028		1,421	1,309,139
4.125%, 07/03/2023		430	430,748
4.50%, 09/15/2023		2,506	2,545,244
4.875%, 01/16/2024		3,065	3,108,462
6.50%, 07/15/2025		861	923,130
Air Lease Corp. 4.25%, 02/01/2024		3,166	3,275,543
GE Capital Funding LLC 4.05%, 05/15/2027(e)		2,200	2,342,472
Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(e)		2,067	2,330,666
5.50%, 01/16/2025(e)		4,215	4,773,825
Synchrony Financial 2.85%, 07/25/2022		806	823,595
3.95%, 12/01/2027		6,904	7,264,458
4.25%, 08/15/2024		4,911	5,216,464
4.375%, 03/19/2024		499	531,130
4.50%, 07/23/2025		576	623,883

			37,455,670

Insurance – 1.3%
ACE Capital Trust II 9.70%, 04/01/2030		750	1,108,890
AIG Life Holdings, Inc. 8.125%, 03/15/2046(e)		509	704,140
Assicurazioni Generali SpA 5.50%, 10/27/2047(e)	EUR	6,630	9,147,009
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		3,100	4,455,265
CNP Assurances 4.75%, 06/27/2028(e) (f)		7,200	8,925,832
Fairfax Financial Holdings Ltd. 8.30%, 04/15/2026	U.S.$	5,000	6,289,800
Hartford Financial Services Group, Inc. (The) Series ICON 2.517% (LIBOR 3 Month + 2.13%), 02/12/2047(e) (g)		3,275	2,680,686
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		4,117	5,516,780
Prudential Financial, Inc. 5.20%, 03/15/2044		4,029	4,325,373
5.625%, 06/15/2043		2,868	3,105,843

	Principal Amount (000)		U.S. $ Value

Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	12,065	$12,585,605

			58,845,223

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		710	689,218

REITS – 0.5%
Brixmor Operating Partnership LP 4.05%, 07/01/2030		2,215	2,333,414
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		886	959,352
5.375%, 04/15/2026		283	316,773
Kite Realty Group LP 4.00%, 10/01/2026		515	499,540
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		1,047	1,106,805
5.00%, 10/15/2027		75	80,453
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		336	351,402
Regency Centers LP 3.60%, 02/01/2027		1,700	1,839,111
Sabra Health Care LP 4.80%, 06/01/2024		1,946	1,972,757
Spirit Realty LP 3.20%, 01/15/2027		2,453	2,477,996
3.40%, 01/15/2030		1,800	1,827,108
4.45%, 09/15/2026		1,010	1,079,448
STORE Capital Corp. 4.625%, 03/15/2029		1,143	1,227,010
Trust Fibra Uno 4.869%, 01/15/2030(e)		4,814	4,814,000
VEREIT Operating Partnership LP 3.40%, 01/15/2028		2,588	2,684,532
4.625%, 11/01/2025		1,664	1,827,072

			25,396,773

			326,110,099

Industrial – 6.5%
Basic – 1.0%
Alpek SAB de CV 4.25%, 09/18/2029(e)		407	415,267
Anglo American Capital PLC 4.875%, 05/14/2025(e)		2,450	2,764,556
5.375%, 04/01/2025(e)		3,216	3,707,148
ArcelorMittal SA
4.55%, 03/11/2026		2,450	2,708,475
7.25%, 10/15/2039		1,180	1,568,373
Arconic Corp. 6.00%, 05/15/2025(e)		1,765	1,904,417
Glencore Funding LLC 4.125%, 03/12/2024(e)		7,218	7,812,619

	Principal Amount (000)		U.S. $ Value

Gold Fields Orogen Holdings BVI Ltd. 4.875%, 10/07/2020(e)	U.S.$	2,230	$2,225,122
5.125%, 05/15/2024(e)		1,445	1,572,792
GTL Trade Finance, Inc. 7.25%, 04/16/2044(e)		274	345,240
GTL Trade Finance, Inc./Gerdau Holdings, Inc. 5.893%, 04/29/2024(e)		1,243	1,355,258
GUSAP III LP 4.25%, 01/21/2030(e)		1,491	1,513,572
Industrias Penoles SAB de CV 5.65%, 09/12/2049(e)		970	1,131,869
MEGlobal Canada ULC 5.00%, 05/18/2025(e)		1,988	2,174,176
Minsur SA 6.25%, 02/07/2024(e)		285	309,759
Nexa Resources SA 5.375%, 05/04/2027(e)		10,030	10,368,576
Suzano Austria GmbH 7.00%, 03/16/2047(e)		1,532	1,738,054
Vale Overseas Ltd. 3.75%, 07/08/2030		1,061	1,138,952

			44,754,225

Capital Goods – 0.1%
General Electric Co. 3.45%, 05/01/2027		815	857,070
3.625%, 05/01/2030		1,324	1,344,601
Series D 5.00%, 01/21/2021(f)		1,203	952,620
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		419	437,252
4.40%, 03/15/2024		2,081	2,263,400

			5,854,943

Communications - Media – 0.3%
Prosus NV 3.68%, 01/21/2030(e)		5,224	5,581,518
4.027%, 08/03/2050(e)		1,123	1,174,366
5.50%, 07/21/2025(e)		683	778,193
Weibo Corp. 3.50%, 07/05/2024		4,574	4,806,988

			12,341,065

Communications - Telecommunications – 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(e)		1,990	2,169,756
5.152%, 03/20/2028(e)		1,990	2,327,345

			4,497,101

Consumer Cyclical - Automotive – 0.7%
General Motors Co. 6.125%, 10/01/2025		1,290	1,508,745

	Principal Amount (000)		U.S. $ Value

6.80%, 10/01/2027	U.S.$	1,832	$2,242,350
General Motors Financial Co., Inc. 2.20%, 04/01/2024(e)	EUR	1,571	1,861,386
3.50%, 11/07/2024	U.S.$	951	1,004,656
3.70%, 05/09/2023		336	352,296
3.95%, 04/13/2024		1,800	1,917,648
4.15%, 06/19/2023		1,073	1,139,880
5.10%, 01/17/2024		5,068	5,568,313
5.20%, 03/20/2023		1,712	1,861,954
5.25%, 03/01/2026		146	165,320
Harley-Davidson Financial Services, Inc. 2.55%, 06/09/2022(e)		130	132,068
3.35%, 06/08/2025(e)		5,173	5,431,443
Lear Corp. 3.50%, 05/30/2030		976	990,386
3.80%, 09/15/2027		1,378	1,445,564
4.25%, 05/15/2029		440	469,212
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(e)		246	244,546
2.80%, 01/13/2022(e)		225	224,125
3.45%, 03/15/2023(e)		356	360,617
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(e)		3,894	4,251,508

			31,172,017

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 11.50%, 04/01/2023(e)		13,292	14,459,835
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(e)		2,193	2,310,589
11.50%, 06/01/2025(e)		3,954	4,355,054

			21,125,478

Consumer Cyclical - Other – 0.1%
Lennar Corp. 4.75%, 11/29/2027		75	85,525
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		1,526	1,696,103
Standard Industries, Inc./NJ 4.375%, 07/15/2030(e)		2,212	2,388,606

			4,170,234

Consumer Cyclical - Retailers – 0.1%
VF Corp. 2.80%, 04/23/2027		2,807	3,032,206

Consumer Non-Cyclical – 0.5%
Altria Group, Inc. 4.80%, 02/14/2029		1,145	1,380,046
BAT Capital Corp. 3.215%, 09/06/2026		5,837	6,356,318
Cigna Corp. 3.00%, 07/15/2023		6,987	7,460,858

	Principal Amount (000)		U.S. $ Value

Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(e)	U.S.$	1,267	$1,289,172
Kraft Heinz Foods Co. 3.75%, 04/01/2030(e)		4,422	4,780,138
3.95%, 07/15/2025		2,830	3,112,915

			24,379,447

Energy – 1.6%
Boardwalk Pipelines LP 5.95%, 06/01/2026		1,798	2,118,889
Cenovus Energy, Inc. 3.80%, 09/15/2023		2,500	2,504,775
5.375%, 07/15/2025		1,453	1,455,383
Ecopetrol SA 5.875%, 09/18/2023-05/28/2045		5,228	5,968,535
6.875%, 04/29/2030		4,658	5,596,121
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(e)		994	1,017,063
Enable Midstream Partners LP 4.40%, 03/15/2027		5,350	5,043,499
Energy Transfer Operating LP 5.50%, 06/01/2027		7,425	8,218,807
Eni SpA 4.25%, 05/09/2029(e)		1,969	2,203,980
Hess Corp. 7.30%, 08/15/2031		8,898	10,674,397
MPLX LP 6.25%, 10/15/2022		591	595,817
Oleoducto Central SA 4.00%, 07/14/2027(e)		1,169	1,193,841
ONEOK, Inc. 4.35%, 03/15/2029		3,952	4,064,592
5.85%, 01/15/2026		7,452	8,485,816
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(e)		4,960	5,548,107
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		1,287	1,382,959
4.65%, 10/15/2025		3,902	4,217,594
Raizen Fuels Finance SA 5.30%, 01/20/2027(e)		2,218	2,344,842
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		383	398,860

			73,033,877

Services – 0.2%
Expedia Group, Inc. 6.25%, 05/01/2025(e)		1,612	1,761,029
7.00%, 05/01/2025(e)		5,460	5,886,535

			7,647,564

Technology – 0.5%
Baidu, Inc. 3.075%, 04/07/2025		797	847,791
3.425%, 04/07/2030		225	250,266

	Principal Amount (000)		U.S. $ Value

Broadcom, Inc. 4.25%, 04/15/2026(e)	U.S.$	6,425	$7,274,963
Dell International LLC/EMC Corp. 4.90%, 10/01/2026(e)		4,940	5,549,695
NXP BV/NXP Funding LLC 5.35%, 03/01/2026(e)		3,499	4,190,227
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, 06/18/2026(e)		1,227	1,381,590
VMware, Inc. 4.50%, 05/15/2025		5,333	6,038,289

			25,532,821

Transportation - Airlines – 0.5%
Delta Air Lines, Inc. 7.00%, 05/01/2025(e)		4,659	4,967,472
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(e)		8,739	9,050,139
Southwest Airlines Co. 4.75%, 05/04/2023		4,935	5,154,312
5.25%, 05/04/2025		5,131	5,467,542

			24,639,465

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)		387	428,602
5.875%, 07/05/2034(e)		1,778	2,164,307

			2,592,909

Transportation - Services – 0.3%
Aviation Capital Group LLC 2.875%, 01/20/2022(e)		1,672	1,644,094
3.50%, 11/01/2027(e)		638	571,297
3.875%, 05/01/2023(e)		2,943	2,886,436
4.125%, 08/01/2025(e)		1,592	1,519,707
4.375%, 01/30/2024(e)		1,506	1,478,305
4.875%, 10/01/2025(e)		1,315	1,286,188
5.50%, 12/15/2024(e)		4,535	4,644,430
DP World Crescent Ltd. 3.875%, 07/18/2029(e)		296	309,823
DP World PLC 5.625%, 09/25/2048(e)		696	856,087

			15,196,367

			299,969,719

Utility – 0.6%
Electric – 0.6%
Colbun SA 3.15%, 03/06/2030(e)		209	217,164
ComEd Financing III 6.35%, 03/15/2033		3,462	4,107,767

	Principal Amount (000)		U.S. $ Value

Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(e)	U.S.$	3,775	$3,844,838
4.375%, 02/15/2031(e)		3,500	3,570,000
Enel Finance International NV 4.625%, 09/14/2025(e)		5,060	5,847,488
Engie Energia Chile SA 4.50%, 01/29/2025(e)		6,212	6,786,610
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(e)		1,182	1,348,304

			25,722,171

Total Corporates - Investment Grade (cost $615,986,087)			651,801,989

CORPORATES - NON-INVESTMENT GRADE – 13.5%
Industrial – 11.0%
Basic – 1.3%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(e)		489	502,951
Alcoa Nederland Holding BV 6.125%, 05/15/2028(e)		510	554,722
Arconic Corp. 6.125%, 02/15/2028(e)		770	819,149
Avient Corp. 5.75%, 05/15/2025(e)		1,790	1,945,605
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(e)		1,236	1,293,078
CF Industries, Inc. 4.95%, 06/01/2043		75	87,732
Cleveland-Cliffs, Inc. 9.875%, 10/17/2025(e)		3,089	3,374,146
Constellium SE 4.25%, 02/15/2026(e)	EUR	2,060	2,414,858
ERP Iron Ore, LLC 9.39%, 12/31/2019(h) (i) (j) (k) (l)	U.S.$	118	100,623
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(e)		3,594	3,855,787
Freeport-McMoRan, Inc. 5.00%, 09/01/2027		682	726,951
5.25%, 09/01/2029		682	754,503
GPC Merger Sub, Inc. 7.125%, 08/15/2028(e)		454	472,932
Graphic Packaging International LLC 4.75%, 07/15/2027(e)		1,032	1,119,833
Hecla Mining Co. 7.25%, 02/15/2028		5,371	5,740,525
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(e)		2,965	3,178,332
INEOS Group Holdings SA 5.375%, 08/01/2024(c) (e)	EUR	3,215	3,815,818

	Principal Amount (000)		U.S. $ Value

Joseph T Ryerson & Son, Inc.
8.50%, 08/01/2028(e)	U.S.$	3,013	$3,278,536
11.00%, 05/15/2022(e)		2,275	2,349,529
Kaiser Aluminum Corp. 6.50%, 05/01/2025(e)		1,211	1,286,869
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(h) (i) (j) (k) (m)		1,407	0
Nouryon Holding BV
6.50%, 10/01/2026(e)	EUR	2,515	3,036,610
8.00%, 10/01/2026(e)	U.S.$	2,272	2,425,269
OCI NV 5.25%, 11/01/2024(e)		2,462	2,493,070
Olin Corp. 5.625%, 08/01/2029		3,148	3,024,976
Peabody Energy Corp. 6.00%, 03/31/2022(e)		2,380	1,421,574
SPCM SA 4.875%, 09/15/2025(e)		913	941,394
United States Steel Corp. 12.00%, 06/01/2025(e)		5,365	5,555,887
Valvoline, Inc. 4.25%, 02/15/2030(e)		1,485	1,559,413
WR Grace & Co-Conn 4.875%, 06/15/2027(e)		1,973	2,100,949

			60,231,621

Capital Goods – 1.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(e) (l)	EUR	1,076	1,235,611
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(e) (l)	U.S.$	5,393	5,509,866
Bombardier, Inc. 6.00%, 10/15/2022(e)		2,000	1,848,280
7.50%, 12/01/2024-03/15/2025(e)		2,675	2,163,918
7.875%, 04/15/2027(e)		1,946	1,548,023
Clean Harbors, Inc. 4.875%, 07/15/2027(e)		2,962	3,138,032
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(e)		1,258	1,201,491
Colfax Corp. 6.00%, 02/15/2024(e)		338	355,745
6.375%, 02/15/2026(e)		361	391,017
Crown European Holdings SA 2.875%, 02/01/2026(e)	EUR	1,075	1,312,998
Energizer Holdings, Inc. 4.75%, 06/15/2028(e)	U.S.$	1,639	1,757,188
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(e)		2,778	2,214,566
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(e)		4,047	4,239,232

	Principal Amount (000)		U.S. $ Value

GFL Environmental, Inc.
5.125%, 12/15/2026(e)	U.S.$	273	$290,120
7.00%, 06/01/2026(e)		910	969,905
8.50%, 05/01/2027(e)		960	1,076,755
Griffon Corp. 5.75%, 03/01/2028		6,525	6,829,783
Harsco Corp. 5.75%, 07/31/2027(e)		240	252,480
OI European Group BV 3.125%, 11/15/2024(e)	EUR	3,140	3,767,784
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(e)	U.S.$	2,300	2,173,201
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(e)		1,038	1,076,665
Terex Corp. 5.625%, 02/01/2025(e)		677	686,160
TransDigm, Inc. 6.25%, 03/15/2026(e)		1,033	1,090,073
6.375%, 06/15/2026		847	830,441
6.50%, 07/15/2024		1,489	1,494,643
8.00%, 12/15/2025(e)		920	998,375
Triumph Group, Inc. 6.25%, 09/15/2024(e)		1,309	1,170,940
7.75%, 08/15/2025		724	468,312
Trivium Packaging Finance BV 3.75%, 08/15/2026(e)	EUR	100	117,501
8.50%, 08/15/2027(e)	U.S.$	2,328	2,552,349
Vertical Holdco GmbH 7.625%, 07/15/2028(e)		1,124	1,194,250
Vertical US Newco, Inc. 5.25%, 07/15/2027(e)		2,459	2,585,934
Wesco Distribution, Inc. 7.125%, 06/15/2025(e)		980	1,076,158
7.25%, 06/15/2028(e)		724	791,122

			58,408,918

Communications - Media – 0.9%
Altice Financing SA 7.50%, 05/15/2026(e)		2,600	2,796,326
Banijay Entertainment SASU 3.50%, 03/01/2025(e)	EUR	600	689,773
5.375%, 03/01/2025(e)	U.S.$	1,955	1,967,180
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 02/15/2026(e)		75	78,479
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(e)		1,977	1,945,665
CSC Holdings LLC 6.50%, 02/01/2029(e)		692	792,174
7.50%, 04/01/2028(e)		1,631	1,878,015
DISH DBS Corp. 7.75%, 07/01/2026		3,045	3,417,556

	Principal Amount (000)		U.S. $ Value

iHeartCommunications, Inc. 5.25%, 08/15/2027(e)	U.S.$	1,439	$1,456,541
6.375%, 05/01/2026		81	86,086
8.375%, 05/01/2027		147	147,105
Lamar Media Corp. 4.875%, 01/15/2029(e)		364	383,085
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(e)		3,152	3,396,816
Meredith Corp. 6.875%, 02/01/2026		2,853	2,480,541
National CineMedia LLC 5.875%, 04/15/2028(e)		2,267	1,805,529
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(e)		1,021	956,483
Radiate Holdco LLC/Radiate Finance, Inc. 6.625%, 02/15/2025(e)		3,664	3,755,820
6.875%, 02/15/2023(e)		1,031	1,043,351
Scripps Escrow, Inc. 5.875%, 07/15/2027(e)		1,008	1,011,568
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		2,251	2,250,505
Sirius XM Radio, Inc. 5.50%, 07/01/2029(e)		75	83,524
TEGNA, Inc. 5.00%, 09/15/2029(e)		3,630	3,656,535
Univision Communications, Inc. 5.125%, 02/15/2025(e)		270	261,959
6.625%, 06/01/2027(e)		3,010	3,020,023
Ziggo Bond Co. BV 5.125%, 02/28/2030(e)		693	736,132
6.00%, 01/15/2027(e)		3,000	3,186,060

			43,282,831

Communications - Telecommunications – 0.3%
Altice France SA/France 7.375%, 05/01/2026(e)		562	598,940
C&W Senior Financing DAC 6.875%, 09/15/2027(e)		1,247	1,326,870
7.50%, 10/15/2026(e)		893	951,527
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(e)		2,301	2,361,240
DKT Finance ApS 7.00%, 06/17/2023(e)	EUR	1,424	1,692,079
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	U.S.$	810	902,291
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(i) (n)		4,941	3,094,894
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027(e)		1,729	1,851,863
Telecom Italia Capital SA 7.721%, 06/04/2038		75	101,927

	Principal Amount (000)		U.S. $ Value

Zayo Group Holdings, Inc. 4.00%, 03/01/2027(e)	U.S.$	886	$887,427
6.125%, 03/01/2028(e)		2,825	2,917,067

			16,686,125

Consumer Cyclical - Automotive – 1.0%
Adient US LLC 9.00%, 04/15/2025(e)		2,568	2,867,403
Allison Transmission, Inc. 5.875%, 06/01/2029(e)		1,101	1,216,605
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028		2,136	2,178,720
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(e)	EUR	360	424,240
6.25%, 05/15/2026(e)	U.S.$	226	241,895
8.50%, 05/15/2027(e)		1,679	1,767,332
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)		2,269	2,240,388
Exide International Holdings LP (Superpriority Lien) 10.75%, 10/31/2021(h) (i) (k) (m) (n)		3,093	2,669,595
Exide Technologies
(Exchange Priority)
11.00%, 10/31/2024(h) (i) (k) (m) (n)		2,770	138,505
(First Lien)
11.00%, 10/31/2024(h) (i) (k) (m) (n)		933	0
Ford Motor Co. 8.50%, 04/21/2023		8,065	8,955,053
9.00%, 04/22/2025		2,242	2,641,143
Ford Motor Credit Co. LLC 4.063%, 11/01/2024		5,895	6,026,105
Garrett LX I Sarl / Garrett Borrowing LLC 5.125%, 10/15/2026(e)	EUR	2,434	2,286,308
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(e) (l)		560	663,115
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(e) (l)		623	741,202
Meritor, Inc. 6.25%, 06/01/2025(e)	U.S.$	1,006	1,065,425
Navistar International Corp. 9.50%, 05/01/2025(e)		1,347	1,537,681
Tenneco, Inc. 5.00%, 07/15/2026		2,680	1,821,569
Titan International, Inc. 6.50%, 11/30/2023		873	581,043
Truck Hero, Inc. 8.50%, 04/21/2024(e)		1,851	1,923,115
ZF North America Capital, Inc. 4.75%, 04/29/2025(e)		2,660	2,818,164

			44,804,606

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.6%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025	U.S.$	2,000	$560,020
Cedar Fair LP 5.25%, 07/15/2029		996	941,579
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(e)		9,553	9,736,322
Mattel, Inc. 5.875%, 12/15/2027(e)		3,091	3,342,175
6.75%, 12/31/2025(e)		450	480,312
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e)		4,017	4,216,283
9.50%, 08/01/2025(e)		3,735	3,785,198
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(e)		1,820	1,953,297
Vail Resorts, Inc. 6.25%, 05/15/2025(e)		1,380	1,485,777
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		1,057	687,917
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		75	61,112

			27,249,992

Consumer Cyclical - Other – 1.1%
Adams Homes, Inc. 7.50%, 02/15/2025(e)		2,232	2,181,892
Beazer Homes USA, Inc. 5.875%, 10/15/2027		663	667,488
Boyd Gaming Corp. 8.625%, 06/01/2025(e)		787	868,203
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(e)		937	856,380
6.25%, 09/15/2027(e)		3,475	3,491,993
Colt Merger Sub, Inc. 6.25%, 07/01/2025(e)		1,876	1,956,124
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(e)		2,330	2,260,263
Forestar Group, Inc. 5.00%, 03/01/2028(e)		1,669	1,658,552
8.00%, 04/15/2024(e)		1,470	1,582,749
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(e)		1,383	1,476,159
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		75	78,826
5.375%, 05/01/2025(e)		314	328,143
5.75%, 05/01/2028(e)		339	361,882
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		846	897,251

	Principal Amount (000)		U.S. $ Value
International Game Technology PLC 5.25%, 01/15/2029(e)	U.S.$	1,325	$1,352,242
6.25%, 01/15/2027(e)		735	782,606
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(e)		3,302	2,714,178
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(e)		1,618	1,727,959
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		2,111	2,180,114
Mattamy Group Corp. 5.25%, 12/15/2027(e)		2,454	2,552,160
MGM Resorts International 5.50%, 04/15/2027		850	853,536
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(e)		1,969	2,020,115
6.125%, 04/01/2025(e)		1,821	1,874,738
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(e)		2,138	2,310,515
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(e)		688	656,070
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(e)		2,845	3,155,873
Twin River Worldwide Holdings, Inc. 6.75%, 06/01/2027(e)		1,720	1,673,285
Wyndham Destinations, Inc. 6.625%, 07/31/2026(e)		2,404	2,490,183
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026(e)		1,410	1,438,567
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(e)		75	70,507
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(e)		1,583	1,524,239
7.75%, 04/15/2025(e)		793	833,602

			48,876,394

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(e)		2,014	2,092,526
IRB Holding Corp. 6.75%, 02/15/2026(e)		1,031	1,036,196
7.00%, 06/15/2025(e)		2,676	2,919,650
Yum! Brands, Inc. 7.75%, 04/01/2025(e)		3,231	3,621,983

			9,670,355

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.5%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(e)	U.S.$	616	$658,935
Dufry One BV 2.50%, 10/15/2024(e)	EUR	1,810	1,634,418
FirstCash, Inc. 5.375%, 06/01/2024(e)	U.S.$	271	278,041
L Brands, Inc. 5.25%, 02/01/2028		252	234,128
5.625%, 10/15/2023		1,133	1,148,363
6.75%, 07/01/2036		704	678,572
6.875%, 07/01/2025(e)		186	200,227
6.875%, 11/01/2035		2,210	2,116,340
7.50%, 06/15/2029		236	242,490
9.375%, 07/01/2025(e)		320	356,810
PetSmart, Inc. 7.125%, 03/15/2023(e)		5,621	5,675,468
Rite Aid Corp. 7.50%, 07/01/2025(e)		2,583	2,627,841
Staples, Inc. 7.50%, 04/15/2026(e)		4,173	3,661,808
10.75%, 04/15/2027(e)		1,108	717,186
TPro Acquisition Corp. 11.00%, 10/15/2024(e)		1,216	1,191,461
William Carter Co. (The) 5.50%, 05/15/2025(e)		2,154	2,290,757

			23,712,845

Consumer Non-Cyclical – 1.1%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(e)		1,720	1,825,195
AdaptHealth LLC 6.125%, 08/01/2028(e)		1,265	1,318,105
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023(e)		887	845,790
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(e)		2,299	2,444,136
4.875%, 02/15/2030(e)		1,582	1,706,045
Bausch Health Americas, Inc. 8.50%, 01/31/2027(e)		223	249,347
Bausch Health Cos., Inc. 4.50%, 05/15/2023(e)	EUR	1,800	2,115,010
6.125%, 04/15/2025(e)	U.S.$	446	460,807
6.25%, 02/15/2029(e)		809	860,056
7.25%, 05/30/2029(e)		223	246,814
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(e)		332	356,150
CHS/Community Health Systems, Inc. 6.25%, 03/31/2023		1,444	1,458,021
6.625%, 02/15/2025(e)		1,620	1,637,852
8.125%, 06/30/2024(e)		162	103,458

	Principal Amount (000)		U.S. $ Value
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 06/30/2028(e)	U.S.$	1,928	$1,471,083
9.50%, 07/31/2027(e)		1,413	1,525,602
Envision Healthcare Corp. 8.75%, 10/15/2026(e)		1,623	658,678
Grifols SA 3.20%, 05/01/2025(e)	EUR	5,083	6,026,921
Hadrian Merger Sub, Inc. 8.50%, 05/01/2026(e)	U.S.$	1,159	1,062,096
IQVIA, Inc. 3.25%, 03/15/2025(e)	EUR	1,060	1,267,619
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(e)	U.S.$	548	94,634
5.625%, 10/15/2023(e)		107	17,175
MEDNAX, Inc. 6.25%, 01/15/2027(e)		75	79,139
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(e)		638	678,934
Post Holdings, Inc. 4.625%, 04/15/2030(e)		3,622	3,810,091
5.50%, 12/15/2029(e)		1,008	1,106,199
Radiology Partners, Inc. 9.25%, 02/01/2028(e)		3,294	3,307,802
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(e)		4,840	5,366,931
Spectrum Brands, Inc. 5.75%, 07/15/2025		1,334	1,380,143
Sunshine Mid BV 6.50%, 05/15/2026 (e)	EUR	2,077	2,527,341
Tenet Healthcare Corp. 7.50%, 04/01/2025(e)	U.S.$	2,520	2,788,859
8.125%, 04/01/2022		389	420,132
Vizient, Inc. 6.25%, 05/15/2027(e)		561	596,158

			49,812,323

Energy – 1.3%
Antero Resources Corp. 5.125%, 12/01/2022		1,908	1,525,141
Callon Petroleum, Co. 6.25%, 04/15/2023		1,252	413,949
Cheniere Energy Partners LP 4.50%, 10/01/2029		1,350	1,429,947
CITGO Petroleum Corp. 6.25%, 08/15/2022(e)		1,577	1,584,002
7.00%, 06/15/2025(e)		2,880	2,968,790
Denbury Resources, Inc. 9.25%, 03/31/2022(e)		871	369,121
Diamond Offshore Drilling, Inc. 7.875%, 08/15/2025(i) (n)		2,642	281,294

	Principal Amount (000)		U.S. $ Value
EnLink Midstream Partners LP 4.40%, 04/01/2024	U.S.$	318	$273,512
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 09/01/2022(i) (n)		492	5
9.388%, 05/01/2024(e) (i) (n)		1,384	14
EQT Corp. 8.75%, 02/01/2030		6,152	7,129,737
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		1,149	1,077,188
6.50%, 10/01/2025		179	165,797
7.75%, 02/01/2028		4,346	4,189,153
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(e)		1,998	908,231
Gulfport Energy Corp. 6.00%, 10/15/2024		280	147,120
6.375%, 05/15/2025-01/15/2026		2,469	1,206,012
Hess Midstream Operations LP 5.625%, 02/15/2026(e)		2,739	2,844,698
HighPoint Operating Corp. 7.00%, 10/15/2022		343	86,316
Indigo Natural Resources LLC 6.875%, 02/15/2026(e)		1,285	1,243,610
Nabors Industries Ltd. 7.25%, 01/15/2026(e)		1,294	832,585
7.50%, 01/15/2028(e)		1,372	871,796
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		2,596	2,089,962
Occidental Petroleum Corp. 2.90%, 08/15/2024		4,990	4,695,889
3.20%, 08/15/2026		771	702,211
8.50%, 07/15/2027		891	992,057
8.875%, 07/15/2030		891	1,003,373
Parkland Corp./Canada 6.00%, 04/01/2026(e)		2,841	3,011,687
PDC Energy, Inc. 5.75%, 05/15/2026		1,075	1,077,096
QEP Resources, Inc. 5.25%, 05/01/2023		581	401,425
5.625%, 03/01/2026		1,571	915,437
Range Resources Corp. 5.00%, 08/15/2022-03/15/2023		961	896,568
SandRidge Energy, Inc. 7.50%, 02/15/2023(h) (i) (k)		1,259	0
SM Energy Co. 5.625%, 06/01/2025		685	360,228
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		992	1,021,066
5.875%, 03/15/2028		1,164	1,215,228
6.00%, 04/15/2027		87	91,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/2027		775	831,126
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(e)		520	493,823

	Principal Amount (000)		U.S. $ Value
Transocean, Inc. 7.50%, 01/15/2026(e)	U.S.$	1,061	$517,991
8.00%, 02/01/2027(e)		2,513	1,226,470
Vantage Drilling International 7.125%, 04/01/2023(h) (i) (k)		3,068	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(e)		3,507	2,034,200
Western Midstream Operating LP 3.95%, 06/01/2025		207	206,197
4.65%, 07/01/2026		3,058	3,151,024
4.75%, 08/15/2028		1,490	1,501,011
5.05%, 02/01/2030		1,254	1,267,380
Whiting Petroleum Corp. 6.25%, 04/01/2023(i) (n)		732	131,760
6.625%, 01/15/2026(i) (n)		87	16,084

			59,398,999

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(e)		1,133	1,177,719
IAA, Inc. 5.50%, 06/15/2027(e)		869	926,302
KAR Auction Services, Inc. 5.125%, 06/01/2025(e)		75	75,784
Laureate Education, Inc. 8.25%, 05/01/2025(e)		992	1,061,123

			3,240,928

Services – 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(e)		2,167	2,319,210
9.75%, 07/15/2027(e)		1,513	1,679,536
APX Group, Inc. 6.75%, 02/15/2027(e)		3,506	3,493,413
7.625%, 09/01/2023(c)		2,000	1,910,960
7.875%, 12/01/2022		694	702,217
Aramark Services, Inc. 6.375%, 05/01/2025(e)		2,767	2,918,023
eDreams ODIGEO SA 5.50%, 09/01/2023(e)	EUR	1,327	1,293,890
Garda World Security Corp. 9.50%, 11/01/2027(e)	U.S.$	3,358	3,656,862
Gartner, Inc. 4.50%, 07/01/2028(e)		2,421	2,550,620
Monitronics International, Inc. Zero Coupon, 04/01/2020(h) (i) (j) (k)		1,835	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(e)		75	80,625
6.25%, 01/15/2028(e)		3,102	3,233,680

	Principal Amount (000)		U.S. $ Value
Refinitiv US Holdings, Inc. 8.25%, 11/15/2026(e)	U.S.$	348	$384,074
Sabre GLBL, Inc. 9.25%, 04/15/2025(e)		1,581	1,740,143
TripAdvisor, Inc. 7.00%, 07/15/2025(e)		1,231	1,290,544
Verscend Escrow Corp. 9.75%, 08/15/2026(e)		4,000	4,433,960

			31,687,757

Technology – 0.3%
Banff Merger Sub, Inc. 9.75%, 09/01/2026(e)		2,954	3,122,053
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		1,675	1,771,999
CommScope, Inc. 5.50%, 03/01/2024(e)		1,147	1,190,139
6.00%, 03/01/2026(e)		589	627,674
8.25%, 03/01/2027(e)		1,061	1,142,241
Microchip Technology, Inc. 4.25%, 09/01/2025(e)		994	1,040,947
NCR Corp. 5.75%, 09/01/2027(e)		473	490,430
6.125%, 09/01/2029(e)		366	401,143
8.125%, 04/15/2025(e)		1,180	1,309,611
Presidio Holdings, Inc. 4.875%, 02/01/2027(e)		165	168,062
8.25%, 02/01/2028(e)		1,836	1,918,418
Science Applications International Corp. 4.875%, 04/01/2028(e)		448	469,155
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023(e)		1,257	1,262,820
Xerox Corp. 4.125%, 03/15/2023		27	27,813

			14,942,505

Transportation - Services – 0.3%
Algeco Global Finance PLC 8.00%, 02/15/2023(e)		2,258	2,266,445
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(e)		787	736,270
10.50%, 05/15/2025(e)		4,367	5,050,217
Europcar Mobility Group 4.125%, 11/15/2024(e)	EUR	1,936	1,240,690
Herc Holdings, Inc. 5.50%, 07/15/2027(e)	U.S.$	1,193	1,264,449

	Principal Amount (000)		U.S. $ Value
XPO Logistics, Inc. 6.75%, 08/15/2024(e)	U.S.$	1,670	$1,795,417

			12,353,488

			504,359,687

Financial Institutions – 2.3%
Banking – 0.9%
Alliance Data Systems Corp. 4.75%, 12/15/2024(e)		3,891	3,617,035
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022-09/24/2023(e) (f)	EUR	6,400	7,199,408
Series 9 6.50%, 03/05/2025(f)	U.S.$	1,800	1,712,862
Banco Santander SA 6.75%, 04/25/2022(e) (f)	EUR	3,700	4,407,450
Citizens Financial Group, Inc. Series A 4.264% (LIBOR 3 Month + 3.96%), 10/06/2020(f) (g)	U.S.$	222	202,455
Credit Suisse Group AG 6.25%, 12/18/2024(e) (f)		640	682,592
6.375%, 08/21/2026(e) (f)		3,961	4,163,249
7.50%, 07/17/2023-12/11/2023(e) (f)		7,239	7,734,402
Discover Financial Services Series D 6.125%, 06/23/2025(f)		2,197	2,332,093
HSBC Finance Corp. 6.676%, 01/15/2021		2,765	2,826,549
Intesa Sanpaolo SpA 5.017%, 06/26/2024(e)		999	1,061,398
Societe Generale SA 8.00%, 09/29/2025(e) (f)		2,015	2,274,532
UniCredit SpA 9.25%, 06/03/2022(e) (f)	EUR	2,700	3,395,148

			41,609,173

Brokerage – 0.2%
LPL Holdings, Inc. 5.75%, 09/15/2025(e)	U.S.$	1,169	1,219,174
NFP Corp. 6.875%, 07/15/2025-08/15/2028(e)		4,143	4,209,378
7.00%, 05/15/2025(e)		2,239	2,422,956

			7,851,508

Finance – 0.2%
Curo Group Holdings Corp. 8.25%, 09/01/2025(e)		2,000	1,589,160
Enova International, Inc. 8.50%, 09/01/2024(e)		3,418	3,051,112
goeasy Ltd. 5.375%, 12/01/2024(e)		2,145	2,224,043

	Principal Amount (000)		U.S. $ Value
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 06/03/2026(e)	U.S.$	823	$833,551
Lincoln Financing SARL 3.625%, 04/01/2024(e)	EUR	759	878,919
Navient Corp. 6.50%, 06/15/2022	U.S.$	1,571	1,634,044

			10,210,829

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(e)		4,241	4,279,381
10.125%, 08/01/2026(e)		831	916,427
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(e)		1,620	1,719,274
Ardonagh Midco 2 PLC 11.50%, 01/15/2027(e)		2,227	2,196,156
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(e) (l)		2,986	3,041,121

			12,152,359

Other Finance – 0.3%
Altice France Holding SA 10.50%, 05/15/2027(e)		3,024	3,459,819
Intrum AB 2.75%, 07/15/2022(e)	EUR	633	745,769
3.00%, 09/15/2027(e)		1,490	1,559,483
3.50%, 07/15/2026(e)		1,040	1,136,251
Nordic Aviation Capital 3.79%, 02/27/2023(h) (k)	U.S.$	12,450	8,525,760

			15,427,082

REITS – 0.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(e)		2,479	2,081,939
Diversified Healthcare Trust 6.75%, 12/15/2021		2,739	2,766,417
9.75%, 06/15/2025		1,389	1,533,012
Iron Mountain, Inc. 4.875%, 09/15/2027-09/15/2029(e)		1,110	1,153,249
5.00%, 07/15/2028(e)		1,638	1,709,007
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(e)		628	661,133
5.75%, 02/01/2027		1,187	1,294,518
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(e)		4,479	4,578,479

	Principal Amount (000)		U.S. $ Value
SBA Communications Corp. 3.875%, 02/15/2027(e)	U.S.$	2,817	$2,915,905

			18,693,659

			105,944,610

Utility – 0.2%
Electric – 0.2%
Calpine Corp. 5.125%, 03/15/2028(e)		2,694	2,801,221
5.50%, 02/01/2024		576	585,216
5.75%, 01/15/2025		520	534,825
NRG Energy, Inc. 6.625%, 01/15/2027		75	80,382
Talen Energy Supply LLC 6.50%, 06/01/2025		394	265,446
7.25%, 05/15/2027(e)		850	883,286
10.50%, 01/15/2026(e)		3,081	2,385,803
Vistra Operations Co. LLC 5.625%, 02/15/2027(e)		75	80,436

			7,616,615

Total Corporates - Non-Investment Grade (cost $634,823,643)			617,920,912

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.7%
Risk Share Floating Rate – 7.7%
Bellemeade Re Ltd. Series 2017-1, Class M2 3.522% (LIBOR 1 Month + 3.35%), 10/25/2027(e) (g)		541	525,401
Series 2018-2A, Class M1B 1.522% (LIBOR 1 Month + 1.35%), 08/25/2028(e) (g)		1,633	1,623,379
Series 2018-3A, Class M1B 2.022% (LIBOR 1 Month + 1.85%), 10/25/2028(e) (g)		944	935,398
Series 2019-1A, Class M2 2.872% (LIBOR 1 Month + 2.70%), 03/25/2029(e) (g)		1,340	1,223,590
Series 2019-2A, Class M1C 2.172% (LIBOR 1 Month + 2.00%), 04/25/2029(e) (g)		9,029	8,884,749
Series 2019-3A, Class M1B 1.772% (LIBOR 1 Month + 1.60%), 07/25/2029(e) (g)		634	615,137
Series 2019-3A, Class M1C 2.122% (LIBOR 1 Month + 1.95%), 07/25/2029(e) (g)		15,567	14,540,616
Series 2019-4A, Class M1C 2.672% (LIBOR 1 Month + 2.50%), 10/25/2029(e) (g)		7,608	6,797,198

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust Series 2020-R02, Class 2M1 0.922% (LIBOR 1 Month + 0.75%), 01/25/2040(e) (g)	U.S.$	8,230	$8,202,733
Eagle RE Ltd. Series 2018-1, Class M1 1.872% (LIBOR 1 Month + 1.70%), 11/25/2028(e) (g)		513	504,683
Federal Home Loan Mortgage Corp. Series 2013-DN2, Class M2 4.422% (LIBOR 1 Month + 4.25%), 11/25/2023(g)		2,773	2,053,683
Series 2014-DN3, Class M3 4.172% (LIBOR 1 Month + 4.00%), 08/25/2024(g)		2,625	2,638,216
Series 2014-HQ2, Class M3 3.922% (LIBOR 1 Month + 3.75%), 09/25/2024(g)		1,010	1,013,170
Series 2018-HQA2, Class M2 2.472% (LIBOR 1 Month + 2.30%), 10/25/2048(e) (g)		11,000	10,474,270
Series 2020-DNA1, Class M2 1.872% (LIBOR 1 Month + 1.70%), 01/25/2050(e) (g)		26,178	24,995,747
Series 2020-HQA2, Class M2 3.272% (LIBOR 1 Month + 3.10%), 03/25/2050(e) (g)		509	487,543
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class B 11.672% (LIBOR 1 Month + 11.50%), 01/25/2025(g)		2,544	2,821,882
Series 2015-DNA1, Class M3 3.472% (LIBOR 1 Month + 3.30%), 10/25/2027(g)		773	779,212
Series 2015-DNA2, Class B 7.722% (LIBOR 1 Month + 7.55%), 12/25/2027(g)		1,486	1,430,687
Series 2015-DNA3, Class B 9.522% (LIBOR 1 Month + 9.35%), 04/25/2028(g)		2,468	2,739,698
Series 2015-HQA1, Class B 8.972% (LIBOR 1 Month + 8.80%), 03/25/2028(g)		1,574	1,602,576
Series 2016-DNA1, Class B 10.172% (LIBOR 1 Month + 10.00%), 07/25/2028(g)		2,226	2,347,082
Series 2016-DNA2, Class M3 4.822% (LIBOR 1 Month + 4.65%), 10/25/2028(g)		4,677	4,841,131
Series 2016-DNA4, Class M3 3.972% (LIBOR 1 Month + 3.80%), 03/25/2029(g)		5,137	5,186,691

	Principal Amount (000)		U.S. $ Value
Series 2016-HQA2, Class M3 5.322% (LIBOR 1 Month + 5.15%), 11/25/2028(g)	U.S.$	7,452	$7,754,854
Series 2017-DNA1, Class M2 3.422% (LIBOR 1 Month + 3.25%), 07/25/2029(g)		2,540	2,544,920
Series 2017-DNA2, Class B1 5.322% (LIBOR 1 Month + 5.15%), 10/25/2029(g)		5,178	5,199,487
Series 2017-DNA2, Class M2 3.622% (LIBOR 1 Month + 3.45%), 10/25/2029(g)		1,168	1,177,901
Series 2017-DNA3, Class B1 4.622% (LIBOR 1 Month + 4.45%), 03/25/2030(g)		4,550	4,371,792
Series 2017-HQA2, Class B1 4.922% (LIBOR 1 Month + 4.75%), 12/25/2029(g)		3,000	2,962,573
Series 2017-HQA3, Class B1 4.622% (LIBOR 1 Month + 4.45%), 04/25/2030(g)		9,090	8,454,770
Series 2017-HQA3, Class M2 2.522% (LIBOR 1 Month + 2.35%), 04/25/2030(g)		7,041	6,898,369
Series 2018-HQA1, Class B1 4.522% (LIBOR 1 Month + 4.35%), 09/25/2030(g)		4,520	4,106,272
Series 2018-HQA1, Class M2 2.472% (LIBOR 1 Month + 2.30%), 09/25/2030(g)		3,528	3,357,631
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.572% (LIBOR 1 Month + 4.40%), 01/25/2024(g)		4,785	3,785,218
Series 2014-C02, Class 1M2 2.772% (LIBOR 1 Month + 2.60%), 05/25/2024(g)		3,250	2,406,495
Series 2014-C04, Class 1M2 5.072% (LIBOR 1 Month + 4.90%), 11/25/2024(g)		6,178	6,227,714
Series 2014-C04, Class 2M2 5.172% (LIBOR 1 Month + 5.00%), 11/25/2024(g)		1,027	1,038,778
Series 2015-C01, Class 1M2 4.472% (LIBOR 1 Month + 4.30%), 02/25/2025(g)		2,066	2,078,657
Series 2015-C02, Class 1M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(g)		3,362	3,370,411
Series 2015-C02, Class 2M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(g)		1,050	1,061,749

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 1M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(g)	U.S.$	2,925	$2,954,822
Series 2015-C03, Class 2M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		979	991,415
Series 2015-C04, Class 1M2 5.872% (LIBOR 1 Month + 5.70%), 04/25/2028(g)		3,616	3,768,854
Series 2015-C04, Class 2M2 5.722% (LIBOR 1 Month + 5.55%), 04/25/2028(g)		1,867	1,935,777
Series 2016-C01, Class 1M2 6.922% (LIBOR 1 Month + 6.75%), 08/25/2028(g)		2,386	2,488,606
Series 2016-C01, Class 2M2 7.122% (LIBOR 1 Month + 6.95%), 08/25/2028(g)		961	998,773
Series 2016-C02, Class 1M2 6.172% (LIBOR 1 Month + 6.00%), 09/25/2028(g)		6,586	6,766,723
Series 2016-C04, Class 1M2 4.422% (LIBOR 1 Month + 4.25%), 01/25/2029(g)		516	520,242
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(g)		2,743	2,853,437
Series 2016-C05, Class 2M2 4.622% (LIBOR 1 Month + 4.45%), 01/25/2029(g)		4,642	4,714,393
Series 2016-C07, Class 2B 9.672% (LIBOR 1 Month + 9.50%), 05/25/2029(g)		1,190	1,153,270
Series 2016-C07, Class 2M2 4.522% (LIBOR 1 Month + 4.35%), 05/25/2029(g)		542	554,047
Series 2017-C01, Class 1B1 5.922% (LIBOR 1 Month + 5.75%), 07/25/2029(g)		16,579	17,148,295
Series 2017-C02, Class 2B1 5.672% (LIBOR 1 Month + 5.50%), 09/25/2029(g)		7,031	7,030,982
Series 2017-C02, Class 2M2 3.822% (LIBOR 1 Month + 3.65%), 09/25/2029(g)		613	615,160
Series 2017-C03, Class 1B1 5.022% (LIBOR 1 Month + 4.85%), 10/25/2029(g)		7,080	7,203,271
Series 2017-C03, Class 1M2 3.172% (LIBOR 1 Month + 3.00%), 10/25/2029(g)		211	209,149
Series 2017-C05, Class 1B1 3.772% (LIBOR 1 Month + 3.60%), 01/25/2030(g)		7,280	6,705,670

	Principal Amount (000)		U.S. $ Value
Series 2017-C07, Class 1M2 2.572% (LIBOR 1 Month + 2.40%), 05/25/2030(g)	U.S.$	960	$928,375
Series 2017-C07, Class 2B1 4.622% (LIBOR 1 Month + 4.45%), 05/25/2030(g)		7,313	6,874,926
Series 2018-C01, Class 1B1 3.722% (LIBOR 1 Month + 3.55%), 07/25/2030(g)		8,575	7,740,545
Series 2018-C03, Class 1B1 3.922% (LIBOR 1 Month + 3.75%), 10/25/2030(g)		7,250	6,728,262
Series 2018-C04, Class 2M2 2.722% (LIBOR 1 Month + 2.55%), 12/25/2030(g)		1,267	1,217,643
Series 2018-C05, Class 1B1 4.422% (LIBOR 1 Month + 4.25%), 01/25/2031(g)		6,873	6,374,492
Series 2018-C06, Class 2M2 2.272% (LIBOR 1 Month + 2.10%), 03/25/2031(g)		573	549,953
Home RE Ltd. Series 2018-1, Class M1 1.772% (LIBOR 1 Month + 1.60%), 10/25/2028(e) (g)		698	687,990
Series 2019-1, Class B1 4.522% (LIBOR 1 Month + 4.35%), 05/25/2029(g) (m)		2,000	1,769,158
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.422% (LIBOR 1 Month + 4.25%), 11/25/2024(g) (m)		1,028	923,636
Series 2015-CH1, Class M2 5.672% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (m)		1,822	1,624,261
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.072% (LIBOR 1 Month + 2.90%), 11/26/2029(e) (g)		13,630	11,474,732
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.722% (LIBOR 1 Month + 2.55%), 07/25/2029(e) (g)		7,478	6,963,438
Oaktown Re Ltd. Series 2017-1A, Class M2 4.172% (LIBOR 1 Month + 4.00%), 04/25/2027(e) (g)		444	443,463
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.166% (LIBOR 1 Month + 2.00%), 03/27/2024(g) (m)		2,986	2,802,649
Series 2019-2R, Class A 2.916% (LIBOR 1 Month + 2.75%), 05/27/2023(g) (m)		4,146	4,006,626

	Principal Amount (000)		U.S. $ Value
Series 2019-3R, Class A 2.866% (LIBOR 1 Month + 2.70%), 10/27/2022(g) (m)	U.S.$	1,679	$1,627,518
Series 2020-1R, Class A 2.516% (LIBOR 1 Month + 2.35%), 02/27/2023(g) (m)		8,019	7,444,971
Radnor Re Ltd. Series 2018-1, Class B1 3.972% (LIBOR 1 Month + 3.80%), 03/25/2028(g) (m)		1,500	1,290,803
Series 2018-1, Class M2 2.872% (LIBOR 1 Month + 2.70%), 03/25/2028(e) (g)		721	682,046
Series 2019-1, Class M1B 2.122% (LIBOR 1 Month + 1.95%), 02/25/2029(e) (g)		2,673	2,617,849
Series 2019-1, Class M2 3.372% (LIBOR 1 Month + 3.20%), 02/25/2029(e) (g)		6,106	5,679,848
Series 2019-2, Class M1B 1.922% (LIBOR 1 Month + 1.75%), 06/25/2029(e) (g)		9,100	8,993,013
Series 2020-1, Class M1A 1.122% (LIBOR 1 Month + 0.95%), 02/25/2030(e) (g)		6,523	6,453,280
Series 2020-1, Class M1B 1.622% (LIBOR 1 Month + 1.45%), 02/25/2030(e) (g)		4,640	4,273,096
Series 2020-1, Class M1C 1.922% (LIBOR 1 Month + 1.75%), 02/25/2030(e) (g)		2,088	1,814,958
STACR Trust Series 2018-DNA2, Class B1 3.872% (LIBOR 1 Month + 3.70%), 12/25/2030(e) (g)		7,000	6,361,022
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.422% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (m)		626	572,788

			351,596,290

Agency Floating Rate – 0.9%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 7.025% (7.20% – LIBOR 1 Month), 02/15/2036(g) (o)		1,495	390,658
Series 3856, Class KS 6.375% (6.55% – LIBOR 1 Month), 05/15/2041(g) (o)		10,360	2,000,769
Series 4248, Class SL 5.875% (6.05% – LIBOR 1 Month), 05/15/2041(g) (o)		916	183,086

	Principal Amount (000)		U.S. $ Value
Series 4372, Class JS 5.925% (6.10% – LIBOR 1 Month), 08/15/2044(g) (o)	U.S.$	5,454	$1,073,518
Series 4570, Class ST 5.825% (6.00% – LIBOR 1 Month), 04/15/2046(g) (o)		2,141	501,779
Series 4735, Class SA 6.025% (6.20% – LIBOR 1 Month), 12/15/2047(g) (o)		10,325	2,561,090
Series 4763, Class SB 6.825% (7.00% – LIBOR 1 Month), 03/15/2048(g) (o)		19,498	4,271,694
Series 4774, Class BS 6.025% (6.20% – LIBOR 1 Month), 02/15/2048(g) (o)		10,986	1,781,750
Series 4774, Class SL 6.025% (6.20% – LIBOR 1 Month), 04/15/2048(g) (o)		14,295	2,389,865
Series 4927, Class SJ 5.875% (6.05% – LIBOR 1 Month), 11/25/2049(g) (o)		5,997	1,088,288
Federal National Mortgage Association REMICs Series 2013-4, Class ST 5.978% (6.15% – LIBOR 1 Month), 02/25/2043(g) (o)		3,473	739,469
Series 2014-88, Class BS 5.978% (6.15% – LIBOR 1 Month), 01/25/2045(g) (o)		3,159	665,811
Series 2015-90, Class SA 5.978% (6.15% – LIBOR 1 Month), 12/25/2045(g) (o)		23,756	5,616,482
Series 2016-69, Class DS 5.928% (6.10% – LIBOR 1 Month), 10/25/2046(g) (o)		35,360	7,346,430
Series 2017-49, Class SP 5.978% (6.15% – LIBOR 1 Month), 07/25/2047(g) (o)		3,031	705,504
Series 2018-32, Class SB 6.028% (6.20% – LIBOR 1 Month), 05/25/2048(g) (o)		6,526	1,451,132
Series 2018-45, Class SL 6.028% (6.20% – LIBOR 1 Month), 06/25/2048(g) (o)		4,209	988,624
Series 2018-57, Class SL 6.028% (6.20% – LIBOR 1 Month), 08/25/2048(g) (o)		19,869	3,201,398
Series 2018-58, Class SA 6.028% (6.20% – LIBOR 1 Month), 08/25/2048(g) (o)		7,266	1,151,382
Series 2018-59, Class HS 6.028% (6.20% – LIBOR 1 Month), 08/25/2048(g) (o)		20,211	3,322,640
Series 2019-25, Class SA 5.878% (6.05% – LIBOR 1 Month), 06/25/2049(g) (o)		5,794	1,245,235

	Principal Amount (000)		U.S. $ Value
Series 2019-60, Class SJ 5.878% (6.05% – LIBOR 1 Month), 10/25/2049(g) (o)	U.S.$	5,840	$1,168,762

			43,845,366

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,171	909,178
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		661	497,673
Series 2007-HY4, Class 1A1 3.746%, 09/25/2047		266	242,637
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.003%, 03/25/2037		177	162,635
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		452	312,098
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.335%, 12/28/2037		1,074	995,118

			3,119,339

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2013-87, Class KI 3.00%, 12/25/2037(p)		3,577	153,309
Series 2016-26, Class IO 5.00%, 05/25/2046(p)		668	119,797

			273,106

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.422% (LIBOR 1 Month + 0.25%), 04/25/2037(g)		423	122,588
Lehman XS Trust Series 2007-10H, Class 2AIO 6.829% (7.00% – LIBOR 1 Month), 07/25/2037(g) (o)		359	71,413

			194,001

Total Collateralized Mortgage Obligations (cost $412,455,738)			399,028,102

EMERGING MARKETS - SOVEREIGNS – 4.0%
Angola – 0.1%
Angolan Government International Bond 8.25%, 05/09/2028(e)		460	388,269

	Principal Amount (000)		U.S. $ Value
9.50%, 11/12/2025(e)	U.S.$	4,256	$3,870,300

			4,258,569

Bahrain – 0.2%
Bahrain Government International Bond 6.75%, 09/20/2029(e)		1,709	1,887,911
7.00%, 10/12/2028(e)		2,107	2,355,889
7.375%, 05/14/2030(e)		1,961	2,245,345
CBB International Sukuk Programme Co. SPC 4.50%, 03/30/2027(e)		1,087	1,093,794
6.25%, 11/14/2024(e)		2,362	2,550,222

			10,133,161

Brazil – 0.2%
Brazilian Government International Bond 2.875%, 06/06/2025		8,569	8,688,966

Costa Rica – 0.2%
Costa Rica Government International Bond 6.125%, 02/19/2031(e)		5,214	4,743,110
7.158%, 03/12/2045(e)		4,004	3,572,319

			8,315,429

Dominican Republic – 0.5%
Dominican Republic International Bond 4.50%, 01/30/2030(e)		9,442	9,117,431
5.95%, 01/25/2027(e)		1,251	1,322,151
6.40%, 06/05/2049(e)		2,287	2,307,726
6.875%, 01/29/2026(e)		6,782	7,464,439
7.50%, 05/06/2021(e)		1,667	1,727,604

			21,939,351

Ecuador – 0.1%
Ecuador Government International Bond 8.875%, 10/23/2027(i) (m) (n)		1,350	681,750
9.65%, 12/13/2026(i) (m) (n)		499	252,619
10.75%, 03/28/2022(e) (i) (n)		5,983	3,215,862

			4,150,231

Egypt – 0.7%
Egypt Government International Bond 5.75%, 05/29/2024(e)		6,333	6,396,330
6.125%, 01/31/2022(e)		5,970	6,111,787
6.20%, 03/01/2024(e)		4,724	4,856,862
6.588%, 02/21/2028(e)		1,000	985,313
7.053%, 01/15/2032(e)		2,597	2,456,600
7.50%, 01/31/2027(e)		6,064	6,317,930
7.60%, 03/01/2029(e)		217	220,798
7.625%, 05/29/2032(e)		5,226	5,110,048

			32,455,668

	Principal Amount (000)		U.S. $ Value
El Salvador – 0.0%
El Salvador Government International Bond 7.125%, 01/20/2050(e)	U.S.$	628	$518,885

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(e)		13,133	12,106,984
10.75%, 10/14/2030(e)		693	826,403

			12,933,387

Guatemala – 0.0%
Guatemala Government Bond 5.375%, 04/24/2032(e)		200	226,625
6.125%, 06/01/2050(e)		1,172	1,427,643

			1,654,268

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027(e)		1,555	1,683,774
7.50%, 03/15/2024(e)		3,298	3,599,973
8.75%, 12/16/2020(e)		5,825	5,936,039

			11,219,786

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(e)		2,440	2,482,700

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024(e)		620	627,944
7.00%, 05/22/2027(e)		1,680	1,653,750
7.25%, 02/28/2028(e)		1,639	1,615,439
8.00%, 05/22/2032(e)		3,420	3,372,975

			7,270,108

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(e) (i) (n)		507	83,497
6.85%, 03/23/2027(e) (i) (n)		1,053	170,783
Series G 6.60%, 11/27/2026(e) (i) (n)		1,284	208,249

			462,529

Nigeria – 0.3%
Nigeria Government International Bond 5.625%, 06/27/2022		248	251,488
6.75%, 01/28/2021(e)		2,136	2,166,037
7.625%, 11/21/2025(e)		8,728	9,000,750

	Principal Amount (000)		U.S. $ Value
7.875%, 02/16/2032(e)	U.S.$	426	$410,424

			11,828,699

Oman – 0.3%
Oman Government International Bond 4.125%, 01/17/2023(e)		5,200	5,102,500
4.875%, 02/01/2025(e)		1,810	1,743,256
5.375%, 03/08/2027(e)		4,550	4,311,125
6.00%, 08/01/2029(e)		4,272	4,054,395

			15,211,276

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/2027(e)		245	240,253

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(e)		5,158	5,093,525
6.75%, 03/13/2048(e)		3,730	3,534,175
8.75%, 05/13/2021(e)		864	886,680

			9,514,380

South Africa – 0.3%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		425	399,633
4.85%, 09/30/2029		9,846	9,430,622
5.875%, 06/22/2030		2,797	2,873,917

			12,704,172

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.125%, 06/03/2025(e)		2,000	1,530,000
6.20%, 05/11/2027(e)		685	501,334

			2,031,334

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2033(e)		3,499	3,403,827
7.375%, 09/25/2032(e)		3,586	3,514,280

			6,918,107

Total Emerging Markets - Sovereigns (cost $195,019,291)			184,931,259

COLLATERALIZED LOAN OBLIGATIONS – 2.5%
CLO - Floating Rate – 2.5%
Apidos CLO Series 2017-26A, Class D 6.372% (LIBOR 3 Month + 6.10%), 07/18/2029(e) (g)		550	474,103

	Principal Amount (000)		U.S. $ Value
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.273% (LIBOR 3 Month + 2.00%), 04/17/2033(e) (g)	U.S.$	9,437	$8,823,131
Ballyrock CLO Ltd. Series 2019-2A, Class A1A 1.627% (LIBOR 3 Month + 1.25%), 11/20/2030(e) (g)		8,315	8,210,605
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.995% (LIBOR 3 Month + 1.75%), 04/26/2031(e) (g)		5,300	4,975,052
BlueMountain Fuji US CLO II Ltd. Series 2017-2A, Class D 6.422% (LIBOR 3 Month + 6.15%), 10/20/2030(e) (g)		3,300	2,741,769
CBAM Ltd. Series 2017-3A, Class E1 6.772 (LIBOR 3 Month + 6.50%), 10/17/2029(e) (g)		1,604	1,399,440
Series 2018-7A, Class B1 1.872% (LIBOR 3 Month + 1.60%), 07/20/2031(e) (g)		1,996	1,917,250
Dryden CLO Ltd. Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(e) (g)		1,480	1,396,028
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(e) (g)		6,824	6,290,436
Dryden Senior Loan Fund Series 2017-49A, Class E 6.572% (LIBOR 3 Month + 6.30%), 07/18/2030(e) (g)		605	520,585
Elevation CLO Ltd. Series 2020-11A, Class D1 5.173% (LIBOR 3 Month + 3.85%), 04/15/2033(e) (g)		4,490	4,103,824
GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class DR2 3.27% (LIBOR 3 Month + 3.00%), 10/29/2029(e) (g)		2,815	2,614,445
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.875% (LIBOR 3 Month + 1.63%), 04/26/2031(e) (g)		5,300	5,148,484
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 2.072% (LIBOR 3 Month + 1.80%), 07/21/2031(e) (g)		1,826	1,724,304
Series 2018-1A, Class C 3.472% (LIBOR 3 Month + 3.20%), 07/21/2031(e) (g)		2,000	1,602,462

	Principal Amount (000)		U.S. $ Value
Kayne CLO 7 Ltd. Series 2020-7A, Class A1 2.607% (LIBOR 3 Month + 1.20%), 04/17/2033(e) (g)	U.S.$	2,663	$2,613,331
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.452% (LIBOR 3 Month + 1.18%), 12/18/2030(e) (g)		2,400	2,346,276
Mariner CLO LLC Series 2015-1A, Class AR2 1.252% (LIBOR 3 Month + 0.98%), 04/20/2029(e) (g)		4,575	4,524,657
Northwoods Capital Ltd. Series 2018-12BA, Class B 2.163% (LIBOR 3 Month + 1.85%), 06/15/2031(e) (g)		1,350	1,268,241
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.364% (LIBOR 3 Month + 3.10%), 01/24/2033(e) (g)		6,571	5,948,154
OZLM Ltd.
Series 2014-7RA, Class CR 3.273% (LIBOR 3 Month + 3.00%), 07/17/2029(e) (g)		1,000	877,106
Series 2018-18A, Class B 1.825% (LIBOR 3 Month + 1.55%), 04/15/2031(e) (g)		5,450	5,185,964
Rockford Tower CLO Ltd.
Series 2017-2A, Class DR 3.125% (LIBOR 3 Month + 2.85%), 10/15/2029(e) (g)		4,444	4,099,856
Series 2017-3A, Class A 1.462% (LIBOR 3 Month + 1.19%), 10/20/2030(e) (g)		1,931	1,890,691
Romark CLO III Ltd.
Series 2019-3A, Class A2 2.345% (LIBOR 3 Month + 2.07%), 07/15/2032(e) (g)		4,450	4,321,293
Series 2019-3A, Class B 3.075% (LIBOR 3 Month + 2.80%), 07/15/2032(e) (g)		600	574,676
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.275% (LIBOR 3 Month + 1.00%), 04/15/2031(e) (g)		7,931	7,703,412
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 1.412% (LIBOR 3 Month + 1.14%), 04/18/2029(e) (g)		12,200	12,024,478
TIAA CLO II Ltd. Series 2017-1A, Class A 1.552% (LIBOR 3 Month + 1.28%), 04/20/2029(e) (g)		1,000	989,458

	Principal Amount (000)		U.S. $ Value
Venture CLO Ltd. Series 2017-27A, Class D 4.272% (LIBOR 3 Month + 4.00%), 07/20/2030(e) (g)	U.S.$	1,591	$1,356,558
Voya CLO Ltd. Series 2019-1A, Class DR 3.125% (LIBOR 3 Month + 2.85%), 04/15/2031(e) (g)		4,595	4,029,892
York CLO-7 Ltd. Series 2019-2A, Class A1 1.628% (LIBOR 3 Month + 1.37%), 01/22/2033(e) (g)		4,400	4,321,073

Total Collateralized Loan Obligations (cost $121,220,520)			116,017,034

BANK LOANS – 2.4%
Industrial – 2.1%
Basic – 0.0%
Illuminate Buyer, LLC 4.308% (LIBOR 3 Month + 4.00%), 06/30/2027(q)		1,330	1,314,040
Nouryon Finance B.V. (aka AkzoNobel) 3.178% (LIBOR 1 Month + 3.00%), 10/01/2025(q)		168	162,578

			1,476,618

Capital Goods – 0.3%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(k) (q)		4,937	4,521,186
Brookfield WEC Holdings Inc. (aka Westinghouse Electric Company LLC) 3.750% (LIBOR 1 Month + 3.00%), 08/01/2025(q)		751	733,487
BWay Holding Company 3.523% (LIBOR 3 Month + 3.25%), 04/03/2024(q)		5,563	5,183,758
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(k) (q)		3,607	3,164,919
Honeywell Technologies SARL (fka Garrett Motion Inc.) 3.540% (LIBOR 3 Month + 3.25%), 09/27/2025(k) (q)		2,080	1,929,313

			15,532,663

Communications - Media – 0.0%
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.161% (LIBOR 1 Month + 3.00%), 05/01/2026(q)		249	232,305
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(q)		1,037	1,037,400

	Principal Amount (000)		U.S. $ Value
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(q)	U.S.$	933	$892,044

			2,161,749

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 3.690% (LIBOR 1 Month + 3.50%), 11/06/2024(q)		2,711	2,618,785
Panther BF Aggregator 2 L P 3.667% (LIBOR 1 Month + 3.50%), 04/30/2026(q)		407	396,667

			3,015,452

Consumer Cyclical - Other – 0.3%
Caesars Resort Collection, LLC 2.911% (LIBOR 1 Month + 2.75%), 12/23/2024(q)		4,577	4,203,543
Flutter Entertainment PLC 3.808% (LIBOR 3 Month + 3.50%), 07/10/2025(q)		399	398,600
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 2 Month + 12.00%), 10/04/2023(k) (q)		1,470	1,653,750
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(q)		5,960	6,004,876
Scientific Games International, Inc. 2.911% (LIBOR 1 Month + 2.75%), 08/14/2024(q)		505	459,032
3.058% (LIBOR 3 Month + 2.75%), 08/14/2024(q)		7	5,988
3.612% (LIBOR 3 Month + 2.75%), 08/14/2024(q)		2,065	1,876,407

			14,602,196

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(q)		563	527,173
Whatabrands LLC 2.916% (LIBOR 1 Month + 2.75%), 07/31/2026(q)		603	580,271

			1,107,444

Consumer Cyclical - Retailers – 0.1%
Bass Pro Group, LLC 6.072% (LIBOR 3 Month + 5.00%), 09/25/2024(q)		1,217	1,208,530
PetSmart, Inc. 5.000% (LIBOR 3 Month + 4.00%), 03/11/2022(q)		920	914,861

	Principal Amount (000)		U.S. $ Value
Specialty Building Products Holdings, LLC 5.911% (LIBOR 1 Month + 5.75%), 10/01/2025(k) (q)	U.S.$	1,008	$965,135

			3,088,526

Consumer Non-Cyclical – 0.5%
Aldevron, LLC 5.250% (LIBOR 1 Month + 4.25%), 10/12/2026(k) (q)		2,603	2,596,256
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.911% (LIBOR 1 Month + 7.75%), 09/26/2025(q)		3,524	3,217,716
BI-LO, LLC 9.000% (LIBOR 3 Month + 8.00%), 05/31/2024(q)		4,704	4,680,480
Chobani, LLC (Chobani Idaho, LLC) 4.500% (LIBOR 1 Month + 3.50%), 10/10/2023(q)		2,044	2,022,540
Froneri International Limited 5.911% (LIBOR 1 Month + 5.75%), 01/31/2028(q)		322	310,923
Global Medical Response, Inc. 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(q)		1,158	1,126,789
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.911% (LIBOR 1 Month + 3.75%), 11/16/2025(q)		1,176	1,148,126
U.S. Renal Care, Inc. 5.178% (LIBOR 1 Month + 5.00%), 06/26/2026(q)		6,007	5,869,797

			20,972,627

Energy – 0.0%
CITGO Petroleum Corporation 6.000% (LIBOR 3 Month + 5.00%), 03/28/2024(k) (q)		1,607	1,550,714

Other Industrial – 0.1%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(q)		292	273,548
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(q)		735	576,258
Dealer Tire, LLC 4.411% (LIBOR 1 Month + 4.25%), 12/12/2025(k) (q)		1,323	1,285,304
KAR Auction Services, Inc. 2.438% (LIBOR 1 Month + 2.25%), 09/19/2026(k) (q)		201	193,179

	Principal Amount (000)		U.S. $ Value
Rockwood Service Corporation 4.558% (LIBOR 3 Month + 4.25%), 01/23/2027(k) (q)	U.S.$	183	$180,344

			2,508,633

Services – 0.2%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.411% (LIBOR 1 Month + 4.25%), 07/10/2026(q)		412	406,801
Amentum Government Services Holdings LLC 4.161% (LIBOR 1 Month + 4.00%), 01/29/2027(q)		450	446,625
Garda World Security Corporation 4.930% (LIBOR 1 Month + 4.75%), 10/30/2026(q)		390	385,183
Parexel International Corporation 2.911% (LIBOR 1 Month + 2.75%), 09/27/2024(q)		2,735	2,624,238
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(q)		2,656	2,097,994
Verscend Holding Corp. 4.661% (LIBOR 1 Month + 4.50%), 08/27/2025(q)		1,960	1,948,916

			7,909,757

Technology – 0.5%
athenahealth, Inc. 4.818% (LIBOR 3 Month + 4.50%), 02/11/2026(k) (q)		4,985	4,910,377
Avaya Inc. 4.425% (LIBOR 1 Month + 4.25%), 12/15/2024(q)		2,534	2,391,200
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.411% (LIBOR 1 Month + 4.25%), 10/02/2025(q)		3,496	3,367,052
Pitney Bowes Inc. 5.670% (LIBOR 1 Month + 5.50%), 01/07/2025(q)		2,909	2,712,806
Presidio Holdings Inc. 3.770% (LIBOR 3 Month + 3.50%), 01/22/2027(k) (q)		1,648	1,610,676
Solera, LLC (Solera Finance, Inc.) 2.911% (LIBOR 1 Month + 2.75%), 03/03/2023(q)		2,060	2,021,819
Veritas US Inc. 5.500% (LIBOR 3 Month + 4.50%), 01/27/2023(q)		5,760	5,501,248

			22,515,178

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.750% (LIBOR 3 Month + 4.75%), 04/29/2023(q)	U.S.$	690	$678,249

			97,119,806

Financial Institutions – 0.2%
Finance – 0.1%
Ellie Mae, Inc. 4.058% (LIBOR 3 Month + 3.75%), 04/17/2026(q)		2,014	1,980,046
Jefferies Finance LLC 3.438% (LIBOR 1 Month + 3.25%), 06/03/2026(q)		1,808	1,734,841

			3,714,887

Insurance – 0.1%
Hub International Limited 5.000% (LIBOR 3 Month + 4.00%), 04/25/2025(q)		2,877	2,877,830
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.161% (LIBOR 1 Month + 4.00%), 09/03/2026(q)		2,260	2,202,660

			5,080,490

			8,795,377

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(q)		3,474	3,420,015
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(q)		633	522,522

			4,042,537

Total Bank Loans (cost $112,941,420)			109,957,720

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%
Non-Agency Fixed Rate CMBS – 1.5%
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class C 4.91%, 07/15/2049		372	361,197
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.346%, 05/15/2052(p)		10,925	1,020,958
CD Mortgage Trust Series 2017-CD3, Class XA 1.015%, 02/10/2050(p)		14,832	764,744

	Principal Amount (000)		U.S. $ Value
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.693%, 05/10/2058(p)	U.S.$	14,319	$1,072,996
Citigroup Commercial Mortgage Trust
Series 2013-GC15, Class C 5. 213%, 09/10/2046		516	532,084
Series 2016-C3, Class XA 1.154%, 11/15/2049(p)		37,716	1,794,484
Commercial Mortgage Trust
Series 2014-CR15, Class XA 0.935%, 02/10/2047(p)		42,189	1,075,780
Series 2015-CR27, Class XA 0.959%, 10/10/2048(p)		6,626	262,032
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class D 3.769%, 04/15/2050(e)		670	525,940
Series 2019-C15, Class B 4.476%, 03/15/2052		960	1,008,303
GS Mortgage Securities Trust
Series 2011-GC5, Class C 5.389%, 08/10/2044(e)		375	337,995
Series 2011-GC5, Class D 5.389%, 08/10/2044(e)		14,025	10,650,012
Series 2014-GC22, Class D 4.69%, 06/10/2047(m)		1,805	1,262,530
Series 2016-GS3, Class XA 1.24%, 10/10/2049(p)		35,053	1,925,654
Series 2019-GC39, Class XA 1.141%, 05/10/2052(p)		15,760	1,157,716
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class B 3.977%, 10/15/2045(e)		2,411	2,409,322
Series 2012-C8, Class E 4.671%, 10/15/2045(e)		2,103	1,159,583
Series 2012-CBX, Class E 5.132%, 06/15/2045(m)		1,863	1,139,194
Series 2012-LC9, Class E 4.418%, 12/15/2047(e)		7,500	6,077,258
Series 2012-LC9, Class G 4.418%, 12/15/2047(e)		831	598,732
Series 2016-JP2, Class XA 1.799%, 08/15/2049(p)		16,295	1,360,663
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class B 4.341%, 08/15/2047		1,599	1,654,813
Series 2014-C21, Class D 4.658%, 08/15/2047(e)		3,450	2,894,697
Series 2014-C24, Class C 4.408%, 11/15/2047		5,869	5,244,488
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		1,086	625,907

	Principal Amount (000)		U.S. $ Value
LCCM Series 2017-LC26, Class XA 1.419%, 07/12/2050(e) (p)	U.S.$	45,258	$3,105,199
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class D 4. 122%, 05/15/2046(e)		680	561,211
Series 2014-C18, Class C 4.523%, 10/15/2047		4,408	4,263,223
Series 2015-C22, Class XA 1.054%, 04/15/2048(p)		12,550	440,371
UBS Commercial Mortgage Trust
Series 2012-C1, Class D 5.569%, 05/10/2045(e)		2,000	1,448,552
Series 2017-C1, Class XA 1.554%, 06/15/2050(p)		8,977	698,303
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B 3.649%, 03/10/2046(e)		2,414	2,409,434
Series 2013-C5, Class C 4.099%, 03/10/2046(e)		782	723,833
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XA 1.312%, 04/15/2050(p)		8,340	344,630
Series 2016-C36, Class XA 1.296%, 11/15/2059(p)		50,632	2,932,453
Series 2016-LC24, Class XA 1.67%, 10/15/2049(p)		31,588	2,255,747
Series 2016-LC25, Class XA 0.973%, 12/15/2059(p)		19,972	806,874
Series 2019-C52, Class XA 1.62%, 08/15/2052(p)		20,047	2,190,848
WFRBS Commercial Mortgage Trust
Series 2011-C4, Class E 5.221%, 06/15/2044(e)		489	267,778
Series 2014-LC14, Class C 4.344%, 03/15/2047		134	125,325

			69,490,863

Non-Agency Floating Rate CMBS – 0.5%
BFLD Series 2019-DPLO, Class E 2.415% (LIBOR 1 Month + 2.24%), 10/15/2034(g) (m)		11,227	9,936,004
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.205% (LIBOR 1 Month + 3.02%), 12/19/2030(e) (g)		1,994	1,783,965
Great Wolf Trust Series 2019-WOLF, Class D 2.108% (LIBOR 1 Month + 1.93%), 12/15/2036(e) (g)		12,005	11,041,476

		Principal Amount (000)	U.S. $ Value
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 4.175% (LIBOR 1 Month + 4.00%), 05/15/2036(e) (g)	U.S.$	1,651	$1,285,555

			24,047,000

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.045%, 11/16/2045(p)		168	396

Total Commercial Mortgage-Backed Securities (cost $104,417,535)			93,538,259

EMERGING MARKETS - CORPORATE BONDS – 1.7%
Industrial – 1.5%
Basic – 0.5%
Braskem Netherlands Finance BV 4.50%, 01/10/2028-01/31/2030(e)		8,070	7,513,215
Consolidated Energy Finance SA 6.875%, 06/15/2025(e)		787	746,021
CSN Resources SA 7.625%, 02/13/2023-04/17/2026(e)		5,342	5,341,168
Eldorado Gold Corp. 9.50%, 06/01/2024(e)		5,278	5,772,496
First Quantum Minerals Ltd. 7.25%, 05/15/2022(c) (e)		910	909,431
7.25%, 04/01/2023(e)		1,952	1,950,146
7.50%, 04/01/2025(e)		410	413,075
Sasol Financing USA LLC 5.875%, 03/27/2024		1,467	1,368,894

			24,014,446

Capital Goods – 0.1%
Cemex SAB de CV 7.375%, 06/05/2027(e)		697	743,079
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,430	4,034,069
Odebrecht Finance Ltd. 4.375%, 04/25/2025(e) (i) (n)		6,760	365,462
5.25%, 06/27/2029(e) (i) (n)		2,103	84,120

			5,226,730

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(e)		996	983,550
VTR Finance NV 6.375%, 07/15/2028(e)		541	572,817

			1,556,367

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications – 0.1%
Digicel Group 0.5 Ltd. 7.00%, 08/17/2020(f) (l) (m)	U.S.$	77	$9,646
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(e) (l)		466	138,611
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(l)		1,259	950,443
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 8.75%, 05/25/2024(e)		339	343,271
MTN Mauritius Investments Ltd. 5.373%, 02/13/2022(e)		701	714,363
Sable International Finance Ltd. 5.75%, 09/07/2027(e)		2,638	2,761,221
VTR Comunicaciones SpA 5.125%, 01/15/2028(e)		759	808,335

			5,725,890

Consumer Cyclical - Other – 0.2%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(e)		200	199,250
5.625%, 07/17/2027(e)		2,333	2,373,828
MGM China Holdings Ltd. 5.25%, 06/18/2025(e)		895	912,900
5.375%, 05/15/2024(e)		569	582,869
5.875%, 05/15/2026(e)		598	627,900
Studio City Finance Ltd. 6.00%, 07/15/2025(e)		1,088	1,104,320
6.50%, 01/15/2028(e)		998	1,031,982
Wynn Macau Ltd. 5.50%, 01/15/2026(e)		1,527	1,522,953

			8,356,002

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(e)		945	939,684
BRF SA 4.875%, 01/24/2030(e)		4,401	4,391,428
Cosan Ltd. 5.50%, 09/20/2029(e)		437	451,203
Inretail Pharma SA 5.375%, 05/02/2023(e)		2,434	2,530,599
Minerva Luxembourg SA 6.50%, 09/20/2026(e)		261	273,642
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(h) (k) (l) (m)		863	25,965
Turkiye Sise ve Cam Fabrikalari AS 6.95%, 03/14/2026(e)		747	759,606
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(i) (j) (m)		4,738	47,380
10.875%, 01/13/2020(i) (j) (m)		750	150,000

	Principal Amount (000)		U.S. $ Value
11.75%, 02/09/2022(i) (m) (n)	U.S.$	1,690	$15,844

			9,585,351

Energy – 0.3%
Geopark Ltd. 5.50%, 01/17/2027(e)		410	355,675
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(e)		1,031	1,016,502
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(e)		1,532	1,492,742
MV24 Capital BV 6.748%, 06/01/2034(e)		1,747	1,749,089
Petrobras Global Finance BV 6.90%, 03/19/2049		7,273	8,091,713

			12,705,721

Transportation - Services – 0.0%
Rumo Luxembourg SARL 7.375%, 02/09/2024(e)		1,250	1,316,875

			68,487,382

Utility – 0.2%
Electric – 0.2%
AES Gener SA 6.35%, 10/07/2079(e)		1,816	1,767,785
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(e)		2,251	2,534,485
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(e)		1,396	1,457,076
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(e)		839	897,965
Terraform Global Operating LLC 6.125%, 03/01/2026(m)		289	291,546

			6,948,857

Financial Institutions – 0.0%
Banking – 0.0%
Fidelity Bank PLC 10.50%, 10/16/2022(e)		575	594,586

Total Emerging Markets - Corporate Bonds (cost $91,375,202)			76,030,825

ASSET-BACKED SECURITIES – 1.5%
Other ABS - Fixed Rate – 0.8%
CLUB Credit Trust Series 2017-P2, Class C 4.91%, 01/15/2024(e)		2,191	2,140,978
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT

	Principal Amount (000)		U.S. $ Value
9.755%, 11/16/2043(m)	U.S.$	1,896	$1,739,970
Series 2019-36, Class PT 13.54%, 10/17/2044(m)		1,733	1,512,995
Series 2019-43, Class PT 7.526%, 11/15/2044(m)		1,324	1,222,413
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class C 5.21%, 07/15/2025(e)		3,255	3,169,611
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(e)		4,539	4,534,578
Series 2018-4A, Class C 4.91%, 12/15/2028(e)		558	558,130
Series 2019-2A, Class C 4.11%, 07/16/2029(e)		2,692	2,380,134
Series 2019-3A, Class C 3.79%, 09/17/2029(e)		4,413	4,230,703
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(h) (k) (m)		2,593	532,419
Series 2016-5, Class R Zero Coupon, 09/25/2028(h) (k) (m)		24	357,043
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(h) (k) (m)		17	411,815
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(h) (k) (m)		37	1,222,353
Series 2018-2, Class C 4.25%, 04/26/2027(e)		1,400	1,382,638
Series 2018-3, Class C 4.67%, 08/25/2027(e)		4,611	4,424,788
Series 2019-2, Class D 4.20%, 04/25/2028(e)		1,000	1,005,075
Series 2019-3, Class D 3.89%, 05/25/2028(e)		5,378	5,407,062
Series 2019-4, Class D 3.48%, 08/25/2028(e)		3,000	2,492,551

			38,725,256

Autos - Fixed Rate – 0.7%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C 4.73%, 09/20/2024(e)		2,372	2,368,378
CPS Auto Receivables Trust Series 2016-C, Class E 8.39%, 09/15/2023(e)		1,500	1,521,718
CPS Auto Trust Series 2016-D, Class E 6.86%, 04/15/2024(e)		3,000	3,013,809
Series 2017-A, Class E 7.07%, 04/15/2024(e)		4,200	4,319,800

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust Series 2017-1A, Class D 6.20%, 11/15/2023(e)	U.S.$	2,000	$2,061,889
Series 2017-3A, Class D 5.28%, 10/15/2024(e)		4,370	4,422,372
Series 2019-2A, Class E 4.68%, 05/15/2026(e)		2,670	2,705,559
Series 2019-3A, Class E 4.00%, 08/17/2026(e)		4,355	4,287,248
First Investors Auto Owner Trust Series 2017-1A, Class E 5.86%, 11/15/2023 (e)		450	461,393
Flagship Credit Auto Trust Series 2017-1, Class E 6.46%, 12/15/2023(e)		1,000	1,048,004
Series 2018-3, Class D 4.15%, 12/16/2024(e)		670	694,656
Series 2019-4, Class E 4.11%, 03/15/2027(e)		2,970	2,900,558
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(e)		2,551	2,567,603

			32,372,987

Total Asset-Backed Securities (cost $77,815,385)			71,098,243

INFLATION-LINKED SECURITIES – 1.4%
United States – 1.4%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS) (cost $60,556,337)		60,614	64,090,298

GOVERNMENTS - SOVEREIGN BONDS – 1.0%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		864	895,536
4.125%, 05/15/2051		4,097	4,556,632

			5,452,168

Israel – 0.2%
Israel Government International Bond 2.75%, 07/03/2030		7,916	8,742,232

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		1,205	1,306,220
4.75%, 04/27/2032		2,706	3,103,444

			4,409,664

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026		247	263,055

	Principal Amount (000)		U.S. $ Value
2.783%, 01/23/2031	U.S.$	719	$801,685

			1,064,740

Qatar – 0.2%
Qatar Government International Bond 3.375%, 03/14/2024(e)		4,399	4,768,791
3.40%, 04/16/2025(e)		1,074	1,184,756
3.75%, 04/16/2030(e)		1,810	2,129,013
3.875%, 04/23/2023(e)		861	929,611

			9,012,171

Saudi Arabia – 0.2%
Saudi Government International Bond 2.90%, 10/22/2025(e)		3,031	3,250,748
3.25%, 10/22/2030(e)		3,774	4,179,705

			7,430,453

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(e)		2,587	2,755,155
3.125%, 04/16/2030(e)		4,640	5,220,000

			7,975,155

Total Governments - Sovereign Bonds (cost $39,718,712)			44,086,583

AGENCIES – 1.0%
Agency Debentures – 1.0%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	13,867,047
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032		10,400	16,461,016
6.75%, 03/15/2031		4,000	6,315,240
Series GDIF 6.75%, 09/15/2029		4,606	6,977,629

Total Agencies (cost $36,433,510)			43,620,932

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Bahrain – 0.1%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(e)		668	729,581
8.375%, 11/07/2028(e)		3,912	4,401,000

			5,130,581

Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(e)		212	240,090

	Principal Amount (000)		U.S. $ Value
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(e)	U.S.$	200	$222,500

			462,590

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(e)		2,044	2,250,955
5.71%, 11/15/2023(e)		277	307,889

			2,558,844

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 4.75%, 04/24/2025(e)		768	844,560
5.375%, 04/24/2030(e)		1,940	2,309,357

			3,153,917

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(e)		3,739	4,247,130

Mexico – 0.4%
Petroleos Mexicanos 5.95%, 01/28/2031(e)		11,914	10,246,040
6.49%, 01/23/2027(e)		1,455	1,389,525
6.50%, 01/23/2029		403	370,380
6.84%, 01/23/2030(e)		2,180	2,018,884
7.69%, 01/23/2050(e)		2,630	2,299,409

			16,324,238

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(e)		1,013	1,122,741

Ukraine – 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(e)		2,168	2,100,250

United States – 0.0%
Citgo Holding, Inc. 9.25%, 08/01/2024(e)		737	739,285

Total Quasi-Sovereigns (cost $33,381,395)			35,839,576

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.7%
Canada – 0.7%
Province of Alberta Canada 3.40%, 12/01/2023	CAD	5,934	4,838,639
Province of British Columbia Canada Series T 9.00%, 08/23/2024		3,539	3,523,887
Province of Quebec Canada 8.50%, 04/01/2026		12,134	12,846,486

	Principal Amount (000)		U.S. $ Value
Province of Saskatchewan Canada 3.20%, 06/03/2024	CAD	12,746	$10,431,651

Total Local Governments - Provincial Bonds (cost $30,408,783)			31,640,663

EMERGING MARKETS - TREASURIES – 0.5%
Argentina – 0.0%
Argentine Bonos del Tesoro 15.50%, 10/17/2026	ARS	2	8

Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2025	BRL	47,870	10,901,857

Dominican Republic – 0.1%
Dominican Republic International Bond 16.95%, 02/04/2022(e)	DOP	149,900	2,793,431

South Africa – 0.2%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	135,695	7,323,492

Total Emerging Markets—Treasuries (cost $24,939,562)			21,018,788

	Shares

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Capital Goods – 0.1%
Stanley Black & Decker, Inc. Series C 5.00%		4,000	4,751,421

Financial Institutions – 0.0%
Banking – 0.0%
Paysafe Holdings UK Ltd. 0.00%(h) (i) (k)		974,025	974,025

Total Preferred Stocks (cost $4,812,585)			5,725,446

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 04/01/2030 (cost $2,560,000)	U.S.$	2,560	3,313,792

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.1%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Berry Corp.		137,884	$648,744
Golden Energy Offshore Services AS(i)		1,497,659	169,481
Paragon Litigation - Class B(i) (k)		15,538	69,921
Paragon Litigation - Class A(i) (k)		10,360	1,036
Tervita Corp.(i)		116,270	327,252
Vantage Drilling International(i)		15,207	98,846

			1,315,280

Consumer Discretionary – 0.0%
Auto Components – 0.0%
ATD New Holdings, Inc.(i) (k)		29,486	398,061
Exide Technologies(h) (i) (k)		429,159	0

			398,061

Media – 0.0%
Ion Media Networks, Inc. - Class A(h) (k)		2,512	433,044

			831,105

Consumer Staples – 0.0%
Food & Staples Retailing – 0.0%
Southeastern Grocers, Inc. Npv(h) (k)		16,421	755,366

Information Technology – 0.0%
IT Services – 0.0%
Paysafe Group Ltd.(h) (i) (k)		3,109	119,168

Software – 0.0%
Monitronics International, Inc.(h) (i) (k)		68,348	274,221

			393,389

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. - Class A(i)		1,690	14,128

Industrials – 0.0%
Consumer Cyclical - Automotive – 0.0%
Exide Technologies(h) (i) (k)		156,301	0
Exide Technologies/Old(h) (i) (k)		45,970	0

			0

Total Common Stocks (cost $11,519,315)			3,309,268

	Principal Amount (000)

WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/2020-09/30/2021(h) (k) (cost $1,720,444)	U.S.$	1,720	126,838

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(i)	2,936	$3,347
Encore Automotive Acceptance, expiring 07/05/2031(h) (i) (k)	12	0
Flexpath Capital, Inc., expiring 04/15/2031(h) (i) (k)	17,195	0
iHeartMedia, Inc., expiring 05/01/2039(i)	12,695	93,943
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(i)	2,475	25
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(i)	1,042	15

Total Warrants (cost $203,120)		97,330

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(r) (s) (t) (cost $64,172,001)	64,172,001	64,172,001

Total Investments – 135.5% (cost $6,059,683,306)(u)		6,206,540,610
Other assets less liabilities – (35.5)%		(1,626,646,397)

Net Assets – 100.0%		$4,579,894,213

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-BOBL Futures	9	September 2020	$1,433,754	$8,306
Long Gilt Futures	13	September 2020	2,357,705	22,422
U.S. T-Note 10 Yr (CBT) Futures	2,176	September 2020	304,810,000	2,867,970
Sold Contracts
Euro Buxl 30 Yr Bond Futures	16	September 2020	4,237,607	(280,606)
Euro-Bund Futures	60	September 2020	12,546,588	(238,910)
Euro-Schatz Futures	571	September 2020	75,446,643	(64,550)
U.S. 10 Yr Ultra Futures	175	September 2020	27,868,750	(472,938)
U.S. T-Note 10 Yr (CBT) Futures	973	September 2020	215,017,798	(174,838)
U.S. Ultra Bond (CBT) Futures	38	September 2020	8,652,125	(329,297)

				$1,337,559

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	61,115	USD	11,745	08/04/2020	$29,833
Goldman Sachs Bank USA	USD	11,785	BRL	61,115	08/04/2020	(69,015)
Goldman Sachs Bank USA	CAD	43,048	USD	31,040	08/06/2020	(1,098,512)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	MXN	758,438	USD	33,892	08/07/2020	$(173,692)
Goldman Sachs Bank USA	BRL	61,115	USD	11,773	09/02/2020	71,984
Goldman Sachs Bank USA	RUB	2,808,480	USD	39,507	09/14/2020	1,863,097
HSBC Bank USA	GBP	5,149	USD	6,488	09/18/2020	(252,731)
JPMorgan Chase Bank, NA	ZAR	105,366	USD	6,343	09/03/2020	199,076
JPMorgan Chase Bank, NA	IDR	205,054,625	USD	13,848	10/15/2020	82,125
Morgan Stanley Capital Services, Inc.	BRL	61,115	USD	11,231	08/04/2020	(485,042)
Morgan Stanley Capital Services, Inc.	USD	11,745	BRL	61,115	08/04/2020	(29,833)
Morgan Stanley Capital Services, Inc.	EUR	86,961	USD	98,323	08/06/2020	(4,116,212)
Morgan Stanley Capital Services, Inc.	USD	2,696	GBP	2,107	09/18/2020	63,257
Standard Chartered Bank	USD	1,207	EUR	1,075	08/06/2020	58,934
State Street Bank & Trust Co.	EUR	1,480	USD	1,694	08/06/2020	(49,751)
State Street Bank & Trust Co.	USD	2,175	GBP	1,708	09/18/2020	61,370

						$(3,845,112)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)%	Quarterly	4.31%	USD	1,192	$(38,932)	$(31,098)	$(7,834)
iTraxx -Xover Series 32, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.57	EUR	2,500	(183,129)	(156,815)	(26,314)
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	1,192	39,263	99,447	(60,184)
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	4.39	USD	5,633	179,364	172,046	7,318
iTraxx -Xover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.57	EUR	2,500	183,128	327,616	(144,488)
iTraxx -Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	20,980	1,464,217	(259,477)	1,723,694

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Colombia, 10.375%, 01/28/2033, 06/20/2025*	1.00%	Quarterly	1.28%	USD	5,872	$(72,497)	$(345,047)	$272,550
Republic of South Africa, 5.875%, 09/16/2025, 06/20/2025*	1.00	Quarterly	3.10	USD	6,075	(569,890)	(788,406)	218,516
Russian Federation, 7.50%, 03/31/2030, 06/20/2025*	1.00	Quarterly	1.04	USD	5,872	(5,036)	(268,057)	263,021

						$996,488	$(1,249,791)	$2,246,279

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	109,350	04/20/2023	2.850%	3 Month LIBOR	Semi-Annual/ Quarterly	$(8,825,417)	$—	$(8,825,417)
USD	46,860	04/02/2024	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	(4,989,995)	—	(4,989,995)
USD	30,755	02/10/2025	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,768,821)	—	(2,768,821)
USD	6,010	06/09/2025	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	(672,529)	—	(672,529)
USD	10,000	01/11/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,258,374)	—	(1,258,374)
USD	11,920	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,613,337)	—	(1,613,337)

						$(20,128,473)	$—	$(20,128,473)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	5,000	$(2,474,250)	$(123,081)	$(2,351,169)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc. Towd Point Mortgage Trust REMIC, 2.750%, 04/25/2057*	0.45%	Monthly	0.45%	USD	9,607	$(58,635)	$0	$(58,635)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	4,000	(1,979,399)	(608,160)	(1,371,239)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9,557	(3,102,680)	(960,315)	(2,142,365)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9,557	(3,102,680)	(950,650)	(2,152,030)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9,557	(3,102,680)	(950,650)	(2,152,030)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,529	(496,390)	(154,527)	(341,863)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	643	(208,803)	(72,262)	(136,541)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	12,000	(3,896,800)	(1,512,413)	(2,384,387)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	3,250	(1,055,113)	(333,797)	(721,316)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	5,000	(1,623,250)	(502,155)	(1,121,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	5,000	(1,623,250)	(509,526)	(1,113,724)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	5,000	(1,623,250)	(604,509)	(1,018,741)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	13,500	(4,382,775)	(1,187,993)	(3,194,782)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	162	(52,675)	(10,178)	(42,497)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	5,300	(1,720,644)	(330,094)	(1,390,550)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	2,227	(723,367)	(552,892)	(170,475)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	2,227	$(723,367)	$(547,363)	$(176,004)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	2,969	(964,381)	(729,736)	(234,645)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,187	(385,557)	(318,269)	(67,288)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,146	(372,049)	(181,988)	(190,061)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	11,206	(3,638,027)	(694,434)	(2,943,593)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9,564	(3,104,952)	(596,997)	(2,507,955)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	13,543	(4,396,735)	(1,156,930)	(3,239,805)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9,029	(2,931,265)	(775,211)	(2,156,054)
Credit Suisse International CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	6,500	(768,300)	(348,808)	(419,492)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	2,839	(335,569)	(111,756)	(223,813)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	567	(67,020)	(22,320)	(44,700)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	1,136	(134,275)	(45,566)	(88,709)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	15,000	(1,773,834)	(420,984)	(1,352,850)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9,220	(2,993,273)	(1,107,947)	(1,885,326)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	17,343	(5,631,851)	(2,135,509)	(3,496,342)
Deutsche Bank AG CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	23,700	(2,801,340)	(1,031,692)	(1,769,648)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	20,000	$(6,493,000)	$(2,871,026)	$(3,621,974)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	10,000	(3,246,500)	(1,574,883)	(1,671,617)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	16,500	(8,165,025)	(3,705,342)	(4,459,683)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	14,291	(4,640,764)	(1,651,942)	(2,988,822)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	11,909	(3,867,250)	(1,373,986)	(2,493,264)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	13,000	(4,220,450)	(1,310,390)	(2,910,060)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	32,853	(10,665,726)	(4,549,646)	(6,116,080)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	6,323	(2,052,762)	(1,018,896)	(1,033,866)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	8,827	(2,865,685)	(1,442,860)	(1,422,825)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9,029	(2,931,265)	(771,510)	(2,159,755)
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	4.36	EUR	1,638	(273,320)	(318,898)	45,578
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	4.36	EUR	1,742	(290,674)	(341,069)	50,395
JPMorgan Securities LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	3,869	(1,915,112)	(735,096)	(1,180,016)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	3,748	(1,855,219)	(722,546)	(1,132,673)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9,543	(3,098,135)	(1,070,003)	(2,028,132)

Swap Counterparty & Referenced Obligation	FixedRate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	3,000	$(973,950)	$(188,197)	$(785,753)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	4,514	(1,465,470)	(385,615)	(1,079,855)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	293	(34,639)	(11,955)	(22,684)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	547	(177,584)	(45,318)	(132,266)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	7,808	(2,534,867)	(477,968)	(2,056,899)

						$(124,015,833)	$(44,155,858)	$(79,859,975)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2020
Bank of New York†	1,848	USD	(2.50	)%*	—	$1,858,277
Barclays Capital, Inc.†	842	USD	(0.50	)%*	—	843,410
First Boston†	1,224	EUR	(1.25	)%*	—	1,441,812
HSBC Securities (USA), Inc.†	91,125	USD	0.14%		—	91,144,845
HSBC Securities (USA), Inc.†	88,081	USD	0.15%		—	88,111,712
JPMorgan Chase Bank†	43,339	USD	(0.01	)%*	—	43,340,026
JPMorgan Chase Bank†	70,688	USD	0.16%		—	197,979,539

						$424,719,621

*	Interest payment due from counterparty.
†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2020.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Bank Loans	$1,441,812	$—	$—	$—	$1,441,812
Corporates - Non-Investment Grade	1,858,277	—	—	—	1,858,277
Emerging Markets – Corporate Bonds	843,410	—	—	—	843,410
Government-Treasuries	420,576,122	—	—	—	420,576,122

Total	$424,719,621	$—	$—	$—	$424,719,621

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $1,459,883,348 or 31.9% of net assets.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(h)	Fair valued by the Adviser.
(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2020.
(m)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.01% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BFLD Series 2019-DPLO, Class E 2.415%, 10/15/2034	10/02/2019	$11,197,612	$9,936,004	0.22%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 9.755%, 11/16/2043	09/27/2019	1,895,878	1,739,970	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.54%, 10/17/2044	09/04/2019	1,719,025	1,512,995	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 7.526%, 11/15/2044	01/09/2019	1,316,677	1,222,413	0.03%
Digicel Group 0.5 Ltd. 7.00%, 08/17/2020	06/19/2000	6,174	9,646	0.00%
Ecuador Government International Bond 9.65%, 12/13/2026	12/08/2016	1,849,000	934,369	0.02%
Exide International Holdings LP (Superpriority Lien) 10.75%, 10/31/2021	06/18/2019	2,898,828	2,669,595	0.06%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	12/01/2019	2,370,358	138,505	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	692,006	0	0.00%
GS Mortgage Securities Trust Series 2014-GC22, Class D 4.69%, 06/10/2047	09/25/2019	1,771,186	1,262,530	0.03%
Home RE Ltd. Series 2019-1, Class B1 4.522%, 05/25/2029	12/20/2019	2,077,629	1,769,158	0.04%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.132%, 06/15/2045	06/15/2045	$1,866,075	$1,139,194	0.02%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.422%, 11/25/2024	11/06/2015	1,020,839	923,636	0.02%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.672%, 10/25/2025	09/18/2018	1,812,955	1,624,261	0.04%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,787	0	0.00%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.166%, 03/27/2024	03/21/2019	2,985,687	2,802,649	0.06%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.916%, 05/27/2023	06/07/2019	4,146,305	4,006,626	0.09%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.866%, 10/27/2022	01/11/2019	1,679,334	1,627,518	0.04%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.516%, 02/27/2023	02/11/2000	8,018,728	7,444,971	0.16%
Radnor Re Ltd. Series 2018-1, Class B1 3.972%, 03/25/2028	12/23/2019	1,543,507	1,290,803	0.03%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/19/2017	833,120	532,419	0.01%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 09/25/2028	06/23/2017	1,275,923	357,043	0.01%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	1,758,337	411,815	0.01%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	3,677,430	1,222,353	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	289,000	291,546	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	1,934,641	25,965	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/30/2014	3,510,948	47,380	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	01/30/2014	745,965	150,000	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/30/2014	916,308	15,844	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.422%, 11/25/2025	09/06/2016	631,555	572,788	0.01%

(n)	Defaulted.
(o)	Inverse interest only security.
(p)	IO - Interest Only.

(q)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2020.
(r)	Affiliated investments.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	The rate shown represents the 7-day yield as of period end.
(u)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $303,094,617 and gross unrealized depreciation of investments was $(256,487,035), resulting in net unrealized appreciation of $46,607,582.

Currency Abbreviations:

ARS – Argentine Peso

BRL – Brazilian Real

CAD – Canadian Dollar

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Collateralized Mortgage-Backed Securities

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

July 31, 2020 (unaudited)

83.5%	United States
1.2%	Mexico
1.2%	Canada
1.1%	Brazil
0.7%	United Kingdom
0.7%	France
0.6%	Russia
0.6%	Cayman Islands
0.5%	Egypt
0.5%	South Africa
0.5%	Netherlands
0.5%	Italy
0.4%	Colombia
7.0%	Other
1.0%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following: Angola, Argentina, Australia, Bahrain, Bermuda, Chile, China, Costa Rica, Denmark, Dominican Republic, Ecuador, El Salvador, Finland, Germany, Ghana, Guatemala, Honduras, Hong Kong, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Kazakhstan, Kenya, Kuwait, Lebanon, Luxembourg, Macau, Malaysia, Nigeria, Norway, Oman, Pakistan, Panama, Peru, Qatar, Saudi Arabia, Senegal, Spain, Sri Lanka, Sweden, Switzerland, Turkey, Ukraine, United Arab Emirates and Zambia.

AB Bond Fund, Inc.

AB Income Fund

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$2,418,523,959	$—		$2,418,523,959
Mortgage Pass-Throughs	—	1,150,650,793	—		1,150,650,793
Corporates - Investment Grade	—	651,801,989	—		651,801,989
Corporates - Non-Investment Grade	—	606,486,429	11,434,483	(a)	617,920,912
Collateralized Mortgage Obligations	—	399,028,102	—		399,028,102
Emerging Markets - Sovereigns	—	184,931,259	—		184,931,259
Collateralized Loan Obligations	—	116,017,034	—		116,017,034
Bank Loans	—	85,396,567	24,561,153		109,957,720
Commercial Mortgage-Backed Securities	—	93,538,259	—		93,538,259
Emerging Markets - Corporate Bonds	—	76,004,860	25,965		76,030,825
Asset-Backed Securities	—	68,574,613	2,523,630		71,098,243
Inflation-Linked Securities	—	64,090,298	—		64,090,298
Governments - Sovereign Bonds	—	44,086,583	—		44,086,583
Agencies	—	43,620,932	—		43,620,932
Quasi-Sovereigns	—	35,839,576	—		35,839,576
Local Governments - Provincial Bonds	—	31,640,663	—		31,640,663
Emerging Markets - Treasuries	—	21,018,788	—		21,018,788
Preferred Stocks	—	4,751,421	974,025		5,725,446
Local Governments - US Municipal Bonds	—	3,313,792	—		3,313,792
Common Stocks	1,129,605	268,327	1,911,336	(a)	3,309,268
Whole Loan Trusts	—	—	126,838		126,838
Warrants	97,330	—	0	(a)	97,330
Short-Term Investments	64,172,001	—	—		64,172,001

Total Investments in Securities	65,398,936	6,099,584,244	41,557,430		6,206,540,610
Other Financial Instruments(b):
Assets:

Futures	2,898,698	—	—	2,898,698
Forward Currency Exchange Contracts	—	2,429,676	—	2,429,676
Centrally Cleared Credit Default Swaps	—	1,865,972	—	1,865,972
Liabilities:
Futures	(1,561,139)	—	—	(1,561,139)
Forward Currency Exchange Contracts	—	(6,274,788)	—	(6,274,788)
Centrally Cleared Credit Default Swaps	—	(869,484)	—	(869,484)
Centrally Cleared Interest Rate Swaps	—	(20,128,473)	—	(20,128,473)
Credit Default Swaps	—	(124,015,833)	—	(124,015,833)
Reverse Repurchase Agreements	(424,719,621)	—	—	(424,719,621)

Total	$(357,983,126)	$5,952,591,314	$41,557,430	$5,636,165,618 (c)

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Amounts of $41,088,168, $548,126, $51,481,876 and $1,296,862 for Asset-Backed Securities, Bank Loans, Collateralized Loan Obligations and Collateralized Mortgage Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$51,924	$1,408,412	$1,396,164	$64,172	$389